UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI 53711

(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders.

Semi-Annual Shareholder Report April 30, 2026

Conservative Allocation Fund Class A

MCNAX

Fund Overview

This semi-annual shareholder report contains important information about Conservative Allocation Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.71%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$34,637,787
# of Portfolio Holdings	18
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$35,671

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	49.5%
Invesco S&P 500 Quality ETF	7.8%
Vanguard FTSE All-World ex-U.S. ETF	4.0%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.0%
Distillate U.S. Fundamental Stability & Value ETF	3.7%
Janus Henderson Mortgage-Backed Securities ETF	3.5%
Madison Large Cap Fund, Class R6	3.4%
iShares MSCI Emerging Markets Asia ETF	3.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.1%
iShares Core S&P U.S. Growth ETF	3.0%

Portfolio Allocation (% of Net Assets)

Investment Companies	52.9%
Exchange Traded Funds	45.0%
Short-Term Investments	4.6%
Other Assets and Liabilities, Net	(2.5%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Conservative Allocation Fund Class A	MCNAX

Semi-Annual Shareholder Report April 30, 2026

Moderate Allocation Fund Class A

MMDAX

Fund Overview

This semi-annual shareholder report contains important information about Moderate Allocation Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.70%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$86,103,836
# of Portfolio Holdings	18
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$86,187

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	28.9%
Invesco S&P 500 Quality ETF	12.2%
Vanguard FTSE All-World ex-U.S. ETF	7.2%
Madison Large Cap Fund, Class R6	6.4%
iShares MSCI Emerging Markets Asia ETF	6.3%
Distillate U.S. Fundamental Stability & Value ETF	6.1%
iShares Core S&P U.S. Growth ETF	5.4%
Vanguard Information Technology ETF	4.7%
State Street SPDR S&P Bank ETF	4.0%
iShares Core S&P Small-Cap ETF	3.9%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	61.6%
Investment Companies	35.2%
Short-Term Investments	11.3%
Other Assets and Liabilities, Net	(8.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Moderate Allocation Fund Class A	MMDAX

Semi-Annual Shareholder Report April 30, 2026

Aggressive Allocation Fund Class A

MAGSX

Fund Overview

This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.70%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$54,960,061
# of Portfolio Holdings	16
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$53,754

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	14.4%
Madison Core Bond Fund, Class R6	14.2%
Madison Large Cap Fund, Class R6	9.3%
Vanguard FTSE All-World ex-U.S. ETF	8.9%
iShares MSCI Emerging Markets Asia ETF	8.0%
Distillate U.S. Fundamental Stability & Value ETF	7.5%
iShares Core S&P U.S. Growth ETF	7.3%
Vanguard Information Technology ETF	6.5%
State Street SPDR S&P Bank ETF	6.2%
iShares Core S&P Small-Cap ETF	5.6%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	73.5%
Investment Companies	23.4%
Short-Term Investments	6.7%
Other Assets and Liabilities, Net	(3.6%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Aggressive Allocation Fund Class A	MAGSX

Semi-Annual Shareholder Report April 30, 2026

Diversified Income Fund Class A

MBLAX

Fund Overview

This semi-annual shareholder report contains important information about Diversified Income Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$34	0.66%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$106,173,926
# of Portfolio Holdings	17
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$110,201

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Dividend Value ETF	20.4%
Madison Short-Term Strategic Income ETF	18.0%
Madison Aggregate Bond ETF	17.1%
Madison Covered Call ETF	13.9%
State Street SPDR Portfolio High Yield Bond ETF	11.0%
Schwab U.S. Dividend Equity ETF	7.6%
VanEck J. P. Morgan EM Local Currency Bond ETF	6.2%
Global X MLP ETF	3.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	1.9%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.2%
Short-Term Investments	2.1%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.3%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Diversified Income Fund Class A	MBLAX

Semi-Annual Shareholder Report April 30, 2026

Tax-Free National Fund Class Y

GTFHX

Fund Overview

This semi-annual shareholder report contains important information about Tax-Free National Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$30	0.61%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$18,392,541
# of Portfolio Holdings	63
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$37,307

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.

Top Ten Holdings (% of Net Assets)

Mobile County, 5.000%, due 02/01/39	3.5%
City of Burlington WI, 4.000%, due 04/01/36	3.2%
Cook County School District No. 111 Burbank, 5.000%, due 12/01/35	3.0%
Medical Center Educational Building Corp., 5.000%, due 06/01/30	2.6%
Southampton County Industrial Development Authority, 5.000%, due 06/01/35	2.6%
West Virginia Economic Development Authority, 5.000%, due 07/01/37	2.5%
Eastern Kentucky University, 5.000%, due 04/01/33	2.4%
Hialeah Utility System, 5.000%, due 10/01/35	2.3%
Isle Wight County Industrial Development Authority, 5.250%, due 07/01/48	2.3%
Wisconsin Health & Educational Facilities Authority, 4.000%, due 11/15/35	2.2%

Portfolio Allocation (% of Net Assets)

Municipal Bonds	98.7%
Other Assets and Liabilities, Net	1.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Tax-Free National Fund Class Y	GTFHX

Semi-Annual Shareholder Report April 30, 2026

High Quality Bond Fund Class Y

MIIBX

Fund Overview

This semi-annual shareholder report contains important information about High Quality Bond Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$25	0.50%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$62,850,223
# of Portfolio Holdings	52
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,385

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, due 10/31/28	4.1%
U.S. Treasury Notes, 4.000%, due 06/30/28	4.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	4.0%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.0%
U.S. Treasury Notes, 4.375%, due 11/30/30	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.8%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.8%
U.S. Treasury Notes, 4.500%, due 05/31/29	3.7%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.7%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	63.7%
Corporate Notes and Bonds	33.7%
Short-Term Investments	1.2%
Foreign Corporate Bonds	1.2%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

High Quality Bond Fund Class Y	MIIBX

Semi-Annual Shareholder Report April 30, 2026

High Quality Bond Fund Class I

MIIRX

Fund Overview

This semi-annual shareholder report contains important information about High Quality Bond Fund Class I for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$20	0.41%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$62,850,223
# of Portfolio Holdings	52
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,385

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, due 10/31/28	4.1%
U.S. Treasury Notes, 4.000%, due 06/30/28	4.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	4.0%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.0%
U.S. Treasury Notes, 4.375%, due 11/30/30	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.8%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.8%
U.S. Treasury Notes, 4.500%, due 05/31/29	3.7%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.7%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	63.7%
Corporate Notes and Bonds	33.7%
Short-Term Investments	1.2%
Foreign Corporate Bonds	1.2%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

High Quality Bond Fund Class I	MIIRX

Semi-Annual Shareholder Report April 30, 2026

Core Bond Fund Class A

MBOAX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$35	0.71%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class A	MBOAX

Semi-Annual Shareholder Report April 30, 2026

Core Bond Fund Class Y

MBOYX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$23	0.46%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class Y	MBOYX

Semi-Annual Shareholder Report April 30, 2026

Core Bond Fund Class I

MBOIX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$18	0.36%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class I	MBOIX

Semi-Annual Shareholder Report April 30, 2026

Core Bond Fund Class R6

MBORX

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class R6 for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$14	0.28%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Core Bond Fund Class R6	MBORX

Semi-Annual Shareholder Report April 30, 2026

Covered Call & Equity Income Fund Class A

MENAX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	1.27%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class A	MENAX

Semi-Annual Shareholder Report April 30, 2026

Covered Call & Equity Income Fund Class Y

MENYX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$53	1.02%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class Y	MENYX

Semi-Annual Shareholder Report April 30, 2026

Covered Call & Equity Income Fund Class I

MENIX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class I for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	0.97%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class I	MENIX

Semi-Annual Shareholder Report April 30, 2026

Covered Call & Equity Income Fund Class R6

MENRX

Fund Overview

This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class R6 for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$47	0.89%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Covered Call & Equity Income Fund Class R6	MENRX

Semi-Annual Shareholder Report April 30, 2026

Dividend Income Fund Class A

MADAX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$61	1.16%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class A	MADAX

Semi-Annual Shareholder Report April 30, 2026

Dividend Income Fund Class Y

BHBFX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$48	0.92%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class Y	BHBFX

Semi-Annual Shareholder Report April 30, 2026

Dividend Income Fund Class I

MDMIX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class I for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$43	0.82%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class I	MDMIX

Semi-Annual Shareholder Report April 30, 2026

Dividend Income Fund Class R6

MADRX

Fund Overview

This semi-annual shareholder report contains important information about Dividend Income Fund Class R6 for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$39	0.74%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Dividend Income Fund Class R6	MADRX

Semi-Annual Shareholder Report April 30, 2026

Large Cap Fund Class A

MNVAX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$61	1.16%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class A	MNVAX

Semi-Annual Shareholder Report April 30, 2026

Large Cap Fund Class Y

MINVX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$48	0.91%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class Y	MINVX

Semi-Annual Shareholder Report April 30, 2026

Large Cap Fund Class I

MIVIX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class I for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$42	0.81%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class I	MIVIX

Semi-Annual Shareholder Report April 30, 2026

Large Cap Fund Class R6

MNVRX

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Fund Class R6 for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$38	0.73%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Large Cap Fund Class R6	MNVRX

Semi-Annual Shareholder Report April 30, 2026

Mid Cap Fund Class A

MERAX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$57	1.15%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class A	MERAX

Semi-Annual Shareholder Report April 30, 2026

Mid Cap Fund Class Y

GTSGX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$44	0.90%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class Y	GTSGX

Semi-Annual Shareholder Report April 30, 2026

Mid Cap Fund Class I

MDCIX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.80%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class I	MDCIX

Semi-Annual Shareholder Report April 30, 2026

Mid Cap Fund Class R6

MMCRX

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class R6 for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.72%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Mid Cap Fund Class R6	MMCRX

Semi-Annual Shareholder Report April 30, 2026

Small Cap Fund Class A

MASMX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$69	1.35%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class A	MASMX

Semi-Annual Shareholder Report April 30, 2026

Small Cap Fund Class Y

BVAOX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$56	1.10%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class Y	BVAOX

Semi-Annual Shareholder Report April 30, 2026

Small Cap Fund Class I

MSCIX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class I for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	1.00%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class I	MSCIX

Semi-Annual Shareholder Report April 30, 2026

Small Cap Fund Class R6

MSCRX

Fund Overview

This semi-annual shareholder report contains important information about Small Cap Fund Class R6 for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$47	0.92%

[1]	Annualized.

Key Fund Statistics (As of April 30, 2026)

Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/#documents.

Phone: 1-800-877-6089

Small Cap Fund Class R6	MSCRX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)	Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

Semi Annual Financial Statements and Other Information April 30, 2026

Madison Conservative Allocation Fund

Madison Moderate Allocation Fund

Madison Aggressive Allocation Fund

Madison Diversified Income Fund

Madison Tax-Free National Fund

Madison High Quality Bond Fund

Madison Core Bond Fund

Madison Covered Call & Equity Income Fund

Madison Dividend Income Fund

Madison Large Cap Fund

Madison Mid Cap Fund

Madison Small Cap Fund

55O SCIENCE DRIVE, MADISON, WI 53711 | 800.877.6089 | MADISONFUNDS.COM

Madison Funds | April 30, 2026

See accompanying Notes to Financial Statements.

 ii

Madison Funds | April 30, 2026

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 45.0%
Bond Funds - 13.2%
iShares 5-10 Year Investment Grade
Corporate Bond ETF (A)	20,289	$1,081,201
Janus Henderson Mortgage-Backed Securities ETF	27,213	1,229,211
Schwab Intermediate-Term U.S. Treasury ETF (A)	35,575	882,616
VanEck J. P. Morgan EM Local Currency Bond ETF (A)	54,266	1,387,039
		4,580,067

Foreign Stock Funds - 10.0%
Franklin FTSE Japan ETF	6,880	261,990
iShares MSCI Emerging Markets Asia ETF	10,803	1,186,763
Vanguard FTSE All-World ex-U.S. ETF	17,280	1,398,298
Vanguard FTSE Europe ETF	6,927	603,619
		3,450,670

Stock Funds - 21.8%
Distillate U.S. Fundamental Stability & Value ETF	21,710	1,295,436
Invesco S&P 500 Quality ETF	33,421	2,709,775
iShares Core S&P Small-Cap ETF	5,991	821,366
iShares Core S&P U.S. Growth ETF	5,903	1,048,018
State Street SPDR S&P Bank ETF	10,979	704,742
Vanguard Information Technology ETF	9,560	986,401
		7,565,738
Total Exchange Traded Funds
(Cost $13,148,923)		15,596,475

INVESTMENT COMPANIES - 52.9%
Bond Funds - 49.5%
Madison Core Bond Fund, Class R6 (B) (C)	1,901,554	17,132,997

Stock Funds - 3.4%
Madison Large Cap Fund, Class R6 (B)	39,275	1,186,903

Total Investment Companies
(Cost $19,843,274)		18,319,900

SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.600%	684,877	684,877
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.670%	905,053	905,053

Total Short-Term Investments (Cost $1,589,930)		1,589,930
TOTAL INVESTMENTS - 102.5% (Cost $34,582,127**)		35,506,305

NET OTHER ASSETS AND LIABILITIES - (2.5%)		(868,518)
TOTAL NET ASSETS - 100.0%		$34,637,787

**	Aggregate cost for Federal tax purposes was $34,598,225.

(A)	All or a portion of these securities, with an aggregate fair value of $2,889,959, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).

(C)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 61.6%
Bond Funds - 7.6%
iShares 5-10 Year Investment Grade Corporate Bond ETF (A)	32,739	$1,744,662
Janus Henderson Mortgage-Backed Securities ETF (A)	38,652	1,745,911
Schwab Intermediate-Term U.S. Treasury ETF (A)	34,862	864,926
VanEck J. P. Morgan EM Local Currency Bond ETF	84,300	2,154,708
		6,510,207
Foreign Stock Funds - 17.7%
Franklin FTSE Japan ETF	28,206	1,074,084
iShares MSCI Emerging Markets Asia ETF	49,044	5,387,729
Vanguard FTSE All-World ex-U.S. ETF	77,019	6,232,378
Vanguard FTSE Europe ETF (A)	29,210	2,545,359
		15,239,550
Stock Funds - 36.3%
Distillate U.S. Fundamental Stability &
Value ETF (A)	88,594	5,286,404
Invesco S&P 500 Quality ETF (A)	129,361	10,488,590
iShares Core S&P Small-Cap ETF	24,282	3,329,062
iShares Core S&P U.S. Growth ETF (A)	26,065	4,627,580
State Street SPDR S&P Bank ETF (A)	53,997	3,466,068
Vanguard Information Technology ETF	39,480	4,073,546
		31,271,250
Total Exchange Traded Funds
(Cost $42,008,317)		53,021,007

INVESTMENT COMPANIES - 35.2%
Bond Funds - 28.9%
Madison Core Bond Fund, Class R6 (B) (C)	2,760,193	24,869,342

Stock Funds - 6.3%
Madison Large Cap Fund, Class R6 (B)	181,129	5,473,712

Total Investment Companies
(Cost $30,588,641)		30,343,054

SHORT-TERM INVESTMENTS - 11.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.600%	2,760,248	2,760,248
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.670%	6,982,437	6,982,437

Total Short-Term Investments
(Cost $9,742,685)		9,742,685
TOTAL INVESTMENTS - 108.1%
(Cost $82,339,643**)		93,106,746
NET OTHER ASSETS AND LIABILITIES - (8.1%)		(7,002,910)
TOTAL NET ASSETS - 100.0%		$86,103,836

**	Aggregate cost for Federal tax purposes was $82,530,569.

(A)	All or a portion of these securities, with an aggregate fair value of $15,599,737, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.

(B)	Affiliated Company (see Note 14).

(C)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 73.5%
Bond Funds - 2.7%
Janus Henderson Mortgage-Backed Securities ETF	19,386	$875,666
Schwab Intermediate-Term U.S. Treasury ETF (A)	23,636	586,409
		1,462,075

Foreign Stock Funds - 23.2%
Franklin FTSE Japan ETF	28,351	1,079,606
iShares MSCI Emerging Markets Asia ETF	40,010	4,395,299
Vanguard FTSE All-World ex-U.S. ETF	60,385	4,886,354
Vanguard FTSE Europe ETF	27,525	2,398,528
		12,759,787

Stock Funds - 47.6%
Distillate U.S. Fundamental Stability &
Value ETF	69,522	4,148,378
Invesco S&P 500 Quality ETF	97,479	7,903,597
iShares Core S&P Small-Cap ETF	22,476	3,081,460
iShares Core S&P U.S. Growth ETF	22,752	4,039,390
State Street SPDR S&P Bank ETF (A)	53,287	3,420,493
Vanguard Information Technology ETF	34,752	3,585,711
		26,179,029
Total Exchange Traded Funds
(Cost $30,863,255)		40,400,891

INVESTMENT COMPANIES - 23.4%
Bond Funds - 14.1%
Madison Core Bond Fund, Class R6 (B)	863,240	7,777,798

Stock Funds - 9.3%
Madison Large Cap Fund, Class R6 (B)	168,571	5,094,206

Total Investment Companies
(Cost $11,392,205)		12,872,004

SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.600%	1,685,928	1,685,928
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 3.670%	1,973,985	1,973,985

Total Short-Term Investments
(Cost $3,659,913)		3,659,913
TOTAL INVESTMENTS - 103.6%
(Cost $45,915,373**)		56,932,808

NET OTHER ASSETS AND LIABILITIES - (3.6%)		(1,972,747)

TOTAL NET ASSETS - 100.0%		$54,960,061

**	Aggregate cost for Federal tax purposes was $46,119,463.

(A)	All or a portion of these securities, with an aggregate fair value of $2,267,582, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.

(B)	Affiliated Company (see Note 14).

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B), 7.488%, 9/25/36	$534,000	$–

Total Commercial Mortgage-Backed Securities
(Cost $–)		–

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	1,490	1,571
7.000%, 5/1/32 Pool # 644591	158	167
		1,738
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	276	286

Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,330	1,392
6.500%, 4/20/31 Pool # 3068	1,278	1,338
		2,730
Total Mortgage Backed Securities
(Cost $4,540)		4,754
	Shares
EXCHANGE TRADED FUNDS - 99.2%
Bond Funds - 54.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	38,500	2,051,665
Madison Aggregate Bond ETF (D) (C)	900,000	18,189,450
Madison Short-Term Strategic Income ETF (D) (C)	937,500	19,078,969
State Street SPDR Portfolio High Yield Bond ETF	494,454	11,644,391
VanEck J. P. Morgan EM Local Currency Bond ETF (D)	257,280	6,576,077
		57,540,552
Stock Funds - 45.0%
Global X MLP ETF (D)	60,449	3,356,129
Madison Covered Call ETF (C)	785,000	14,745,754
Madison Dividend Value ETF (C)	860,000	21,618,422
Schwab U.S. Dividend Equity ETF (D)	252,202	8,088,118
		47,808,423
Total Exchange Traded Funds
(Cost $99,501,268)		105,348,975

SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E), 3.600%	928,050	928,050
State Street Navigator Securities Lending Government Money Market Portfolio (E) (F), 3.670%	1,242,350	1,242,350

Total Short-Term Investments
(Cost $2,170,400)		2,170,400
TOTAL INVESTMENTS - 101.3%
(Cost $101,676,208**)		107,524,129

NET OTHER ASSETS AND LIABILITIES - (1.3%)		(1,350,203)
TOTAL NET ASSETS - 100.0%		$106,173,926

**	Aggregate cost for Federal tax purposes was $101,703,861.

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2026.

(B)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(C)	Affiliated Company (see Note 14).

(D)	All or a portion of these securities, with an aggregate fair value of $12,794,780, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.

(E)	7-day yield.

(F)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
MUNICIPAL BONDS - 98.7%
Alabama - 6.3%
Mobile County, General Obligation, 5.000%, 2/1/39	$610,000	$648,897
Montgomery Water Works & Sanitary Sewer Board, 5.000%, 9/1/42	315,000	338,453
Pike Road, Authority Revenue, 4.000%, 9/1/31	170,000	170,110
		1,157,460
California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5.000%, 7/1/40	120,000	122,611

Colorado - 1.4%
Colorado Springs Utilities System Revenue, Series A, 4.000%, 11/15/40	250,000	252,485

Florida - 6.0%
City of Oakland Park, 4.000%, 2/1/36	100,000	102,034
County of Polk Utility System Revenue, 5.000%, 10/1/54	350,000	362,775
Hialeah Utility System, 5.000%, 10/1/35	400,000	429,848
Tampa Bay Water, Series A, 5.250%, 10/1/54	200,000	212,504
		1,107,161
Georgia - 0.8%
Americus-Sumter Payroll Development Authority, Series A, 3.250%, 6/1/33	150,000	148,815

Illinois - 12.0%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5.000%, 12/1/35	545,000	559,583
Cook County School District No. 111 Burbank, (BAM-TCRS), 4.000%, 12/1/37	200,000	201,338
Palatine Village, General Obligation, 2.000%, 12/1/28	175,000	167,304
Sangamon County School District No. 186 Springfield, (AG), 5.500%, 6/1/58	250,000	264,318
Village of Bourbonnais, (BAM), 5.250%, 12/1/46	325,000	338,303
Village of Buffalo Grove, 5.000%, 12/30/38	300,000	327,184
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, (BAM), 5.000%, 11/1/42	325,000	345,448
		2,203,478
Indiana - 5.2%
Indiana Finance Authority, Series A, 5.000%, 10/1/46	140,000	146,495
Indiana Finance Authority, 5.250%, 3/1/54	240,000	244,473
Lincoln Center Building Corp., 4.000%, 8/1/28	285,000	291,599
Whitestown Redevelopment Authority, 5.000%, 7/15/38	260,000	268,937
		951,504
Kansas - 1.4%
Sedgwick County, Series A, 4.000%, 8/1/40	250,000	254,570

Kentucky - 2.4%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5.000%, 4/1/33	445,000	445,630

	Par Value	Value (Note 2, 3)
Louisiana - 1.3%
Juban Crossing Economic Development District, Series A, 5.000%, 9/15/26	$85,000	$85,470
Lafourche Parish School Board, 4.000%, 3/1/33	150,000	155,677
		241,147
Michigan - 2.7%
City of Wayland MI, (AG), 4.000%, 10/1/40	185,000	186,455
Warren Woods Public Schools, (BAM), 4.000%, 5/1/35	300,000	312,425
		498,880
Mississippi - 2.6%
Medical Center Educational Building Corp., Series A, 5.000%, 6/1/30	475,000	485,705

Nebraska - 1.7%
Elkhorn School District, 4.000%, 12/15/36	315,000	318,883

New Jersey - 2.9%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AG), 5.250%, 1/1/28	250,000	261,663
New Jersey Turnpike Authority, Series A, (BHAC-CR, AG), 5.250%, 1/1/29	250,000	267,965
		529,628
New Mexico - 1.1%
Otero County, (BAM), 4.000%, 12/1/28	195,000	199,245

New York - 4.1%
City of New York, Series C, 5.250%, 3/1/47	280,000	295,504
New York State Dormitory Authority, Series 1, (BHAC-CR, AMBAC), 5.500%, 7/1/31	250,000	269,531
Port Authority of New York & New Jersey, Series EIGHTY-FIFTH, (GO of AUTH), 5.375%, 3/1/28	175,000	180,311
		745,346

Ohio - 1.5%
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D, 5.000%, 12/1/44	250,000	271,546

Oklahoma - 4.0%
Elk City Industrial Authority, 4.000%, 5/1/30	335,000	343,175
Tulsa County Industrial Authority, 3.000%, 2/1/31	400,000	399,703
		742,878

Oregon - 2.0%
City of Portland Sewer System Revenue, Series A, 5.000%, 10/1/49	350,000	368,421

Pennsylvania - 4.9%
City of Pittsburgh, 4.000%, 9/1/35	350,000	352,571
Commonwealth Financing Authority, Series A, 5.000%, 6/1/35	370,000	371,642
Philadelphia Gas Works Co., Series A, 5.000%, 8/1/40	170,000	185,676
		909,889
Texas - 5.1%
Center, General Obligation, 3.000%, 8/15/34	410,000	374,350
City of San Antonio Electric & Gas Systems Revenue, Series E, 5.250%, 2/1/49	250,000	264,439

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Tax-Free National Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 2, 3)
Texas - 5.1%
Harris County Toll Road Authority, 4.000%, 8/15/38	$300,000	$302,697
		941,486
Utah - 3.2%
Ogden City Sewer & Water Revenue, Series A, 4.000%, 6/15/31	250,000	262,083
Utah Transit Authority, Series A, (BHAC-CR, NPFG), 5.000%, 6/15/35	280,000	321,020
		583,103
Virginia - 9.4%
Alexandria Sanitation Authority, 5.000%, 7/15/54	200,000	208,839
Fairfax County Economic Development Authority, Series A, 5.000%, 9/1/38	90,000	93,491
Isle Wight County Industrial Development Authority, (AG), 5.250%, 7/1/48	400,000	420,946
Roanoke Economic Development Authority, Series A, 5.000%, 7/1/47	250,000	269,230
Southampton County Industrial Development Authority, 5.000%, 6/1/35	440,000	481,139
Western Regional Jail Authority, 5.000%, 12/1/34	250,000	252,385
		1,726,030
Washington - 0.5%
State of Washington, Series R-2023A, 5.000%, 8/1/36	80,000	89,711

West Virginia - 3.9%
West Virginia Economic Development Authority, Series A, 5.000%, 7/1/37	450,000	458,072
West Virginia University, Series A, 4.000%, 10/1/39	265,000	266,439
		724,511
Wisconsin - 11.6%
City of Burlington WI, Series A, (BAM), 4.000%, 4/1/36	580,000	594,285
City of Green Bay WI, Series A, 4.000%, 4/1/38	355,000	361,127
City of Superior, Series A, 4.000%, 9/1/36	135,000	142,226
City of Whitewater, Series A, (BAM), 5.000%, 6/1/38	290,000	314,447
Public Finance Authority, Series A, 5.000%, 10/1/32	200,000	214,546
Wisconsin Department of Transportation, Series A, 4.000%, 7/1/39	100,000	101,178
Wisconsin Health & Educational Facilities Authority, Series A, 4.000%, 11/15/35	400,000	400,029
		2,127,838
TOTAL INVESTMENTS - 98.7%
(Cost $18,353,457**)		18,147,961

NET OTHER ASSETS AND LIABILITIES - 1.3%		244,580
TOTAL NET ASSETS - 100.0%		$18,392,541

**	Aggregate cost for Federal tax purposes was $18,353,457.

AG	Assured Guaranty.

AMBAC	American Municipal Bond Assurance Corporation.

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp.

GO of	General Obligation of the Authority.

AUTH

NPFG	National Public Finance Guarantee Corporation.

ST	State Intercept.

TCRS	Transferable Custodial Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
CORPORATE NOTES AND BONDS - 33.7%
Communication Services - 2.4%
Cisco Systems, Inc., 4.950%, 2/26/31	$750,000	$767,698
Walt Disney Co., 3.800%, 3/22/30	750,000	736,285
		1,503,983
Communications - 1.2%
Meta Platforms, Inc., 4.600%, 11/15/32	750,000	740,953

Consumer Discretionary - 2.0%
Home Depot, Inc., 4.500%, 9/15/32	750,000	751,485
NIKE, Inc., 2.750%, 3/27/27	500,000	494,581
		1,246,066
Consumer Staples - 6.0%
AbbVie, Inc., 4.800%, 3/15/29	750,000	760,913
Hershey Co., 4.750%, 2/24/30	800,000	811,917
Mars, Inc., 5.200%, 3/1/35	750,000	756,896
PepsiCo, Inc., 4.450%, 5/15/28	750,000	755,721
PepsiCo, Inc., 2.750%, 3/19/30	750,000	709,772
		3,795,219
Energy - 1.2%
Enterprise Products Operating LLC, 4.600%, 1/15/31	750,000	750,982

Financials - 17.7%
American Express Co., (1 day USD SOFR Index + 1.090%) (A), 5.532%, 4/25/30	800,000	823,385
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (A), 3.194%, 7/23/30	800,000	767,331
Bank of New York Mellon Corp., (1 day USD SOFR Index + 1.802%) (A), 5.802%, 10/25/28	850,000	868,476
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	695,220
JPMorgan Chase & Co., (1 day USD SOFR + 1.310%) (A), 5.012%, 1/23/30	850,000	860,159
Marsh & McLennan Cos., Inc., 4.650%, 3/15/30	800,000	804,475
Mastercard, Inc., 3.300%, 3/26/27	750,000	745,626
Morgan Stanley, (1 day USD SOFR + 2.240%) (A), 6.296%, 10/18/28	750,000	769,073
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.841%) (A), 5.582%, 6/12/29	850,000	870,495
Simon Property Group LP, 2.450%, 9/13/29	750,000	703,385
State Street Corp., 4.330%, 10/22/27	750,000	751,750
Truist Financial Corp., (1 day USD SOFR + 1.435%) (A), 4.873%, 1/26/29	500,000	503,577
Truist Financial Corp., 1.950%, 6/5/30	500,000	452,599
U.S. Bancorp, (1 day USD SOFR + 1.660%) (A), 4.548%, 7/22/28	750,000	751,191
Welltower OP LLC, 4.500%, 7/1/30	750,000	750,013
		11,116,755

Health Care - 1.2%
UnitedHealth Group, Inc., 5.250%, 2/15/28	750,000	762,637

Industrials - 2.0%
Emerson Electric Co., 2.000%, 12/21/28	500,000	473,172
John Deere Capital Corp., 4.750%, 1/20/28	750,000	758,646
		1,231,818

Total Corporate Notes and Bonds
(Cost $21,220,286)		21,148,413

	Par Value	Value (Note 2, 3)
FOREIGN CORPORATE BONDS - 1.2%
Health Care - 1.2%
Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/33	$750,000	$746,802

Total Foreign Corporate Bonds
(Cost $744,536)		746,802

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.7%
Fannie Mae - 0.7%
0.750%, 10/8/27 (B)	500,000	478,422

U.S. Treasury Notes - 63.0%
4.375%, 8/15/26	925,000	926,619
4.125%, 1/31/27	1,600,000	1,604,475
3.250%, 6/30/27	750,000	745,137
4.000%, 2/29/28	2,500,000	2,504,980
3.625%, 5/31/28	2,500,000	2,486,621
4.000%, 6/30/28	2,500,000	2,505,664
4.875%, 10/31/28	2,500,000	2,557,031
4.500%, 5/31/29	2,300,000	2,338,184
4.000%, 7/31/29	2,300,000	2,304,672
3.875%, 9/30/29	2,300,000	2,294,699
3.875%, 11/30/29	2,375,000	2,368,599
3.875%, 12/31/29	2,375,000	2,367,949
4.000%, 7/31/30	2,375,000	2,375,371
4.375%, 11/30/30	2,375,000	2,410,439
4.125%, 2/29/32	2,175,000	2,175,850
4.125%, 11/15/32	2,175,000	2,168,373
3.375%, 5/15/33	2,300,000	2,183,563
4.000%, 2/15/34	2,300,000	2,259,750
4.250%, 11/15/34	1,000,000	995,117
		39,573,093
Total U.S. Government and Agency Obligations
(Cost $40,052,237)		40,051,515
	Shares
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.600%	269,168	269,168
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 3.670%	478,363	478,363

Total Short-Term Investments
(Cost $747,531)		747,531
TOTAL INVESTMENTS - 99.8%
(Cost $62,764,590**)		62,694,261
NET OTHER ASSETS AND LIABILITIES - 0.2%		155,962

TOTAL NET ASSETS - 100.0%		$62,850,223

**	Aggregate cost for Federal tax purposes was $62,781,542.

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2026.

(B)	All or a portion of these securities, with an aggregate fair value of $469,086, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

High Quality Bond Fund Portfolio of Investments (unaudited) - concluded

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

OP	Operating Partnership.

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
ASSET BACKED SECURITIES - 1.5%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/28	$208,576	$209,561
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.650%, 5/15/35	164,543	164,643
Chesapeake Funding II LLC, Series 2023-2A, Class A1 (A), 6.160%, 10/15/35	151,159	152,215
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	1,083	1,085
Evergreen Credit Card Trust, Series 2025-1A, Class B, 4.240%, 10/15/29	500,000	496,896
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	254,033	255,220
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.450%, 11/15/29	200,000	200,228
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (B), 5.848%, 1/25/64	620,694	621,806
Verizon Master Trust, Series 2024-3, Class B, 5.540%, 4/22/30	1,250,000	1,264,418

Total Asset Backed Securities
(Cost $3,369,038)		3,366,072

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	34,179	33,635
CIM Trust, Series 2021-J2, Class A4 (A) (B), 2.500%, 4/25/51	410,362	370,353
Federal Home Loan Mortgage Corp.
REMICS, Series 4066, Class DI, 3.000%, 6/15/27	51,206	449
Federal Home Loan Mortgage Corp.
REMICS, Series 5451, Class A, 5.000%, 5/25/49	156,627	156,268
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1 (A) (B), 4.645%, 12/25/41	23,142	23,133
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	214,725	8,192
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	131,258	128,581
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	177,587	175,743
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6.000%, 12/25/31	38,242	39,275
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	41,656	42,641
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	1,028,217	141,662
Federal National Mortgage Association REMICS, Series 2025-26, Class BA, 5.500%, 5/25/48	384,625	392,313
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	412,290	414,514

	Par Value	Value (Note 2, 3)
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	$545,010	$547,766
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B), 2.500%, 9/25/41	393,117	356,097
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B), 0.874%, 1/25/66	423,932	378,867
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	324	0
Government National Mortgage Association REMICS, Series 2025-157, Class NA, 6.000%, 4/20/55	1,461,673	1,465,053
Government National Mortgage Association REMICS, Series 2025-214, Class ND, 4.750%, 12/20/55	2,466,012	2,440,214
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B), 2.500%, 5/25/51	413,309	343,091
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B), 4.000%, 11/25/49	14,337	13,463
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B), 3.472%, 2/25/50	66,837	60,689
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B), 2.500%, 6/25/51	542,821	449,949
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B), 2.500%, 7/25/51	736,469	610,464
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B), 2.500%, 10/25/51	569,266	513,997
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B), 2.500%, 5/25/52	614,673	550,846
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (B), 6.000%, 11/25/54	271,600	272,384
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B), 3.000%, 2/25/50	115,696	100,760
PSMC Trust, Series 2020-2, Class A2 (A) (B), 3.000%, 5/25/50	74,937	66,814
PSMC Trust, Series 2021-1, Class A11 (A) (B), 2.500%, 3/25/51	685,206	611,280
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B), 2.500%, 12/25/51	498,431	445,211
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B), 2.500%, 1/25/52	340,687	303,389
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B), 3.000%, 6/25/43	206,915	187,956
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B), 4.531%, 10/27/64	1,299,919	1,302,435
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B), 4.000%, 4/25/49	7,278	6,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B), 2.500%, 9/25/51	503,205	415,853

Total Collateralized Mortgage Obligations
(Cost $14,559,212)		13,370,229

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2, 3)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B), 0.358%, 9/25/26	$11,405,327	$5,211
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	448,813
Federal National Mortgage Association-ACES, Series 2022-M1, Class A2 (B), 1.724%, 10/25/31	1,250,000	1,089,078
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B), 3.865%, 9/25/49	320,000	318,463
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B), 3.686%, 3/25/53	750,000	705,092
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	720,440	711,698
GSAMP Trust, Series 2006-S5, Class M5 (B) (D), 7.488%, 9/25/36	772,000	–

Total Commercial Mortgage-Backed Securities
(Cost $3,267,196)		3,278,355

CORPORATE NOTES AND BONDS - 24.2%
Basic Materials - 0.2%
Rio Tinto Finance USA PLC, 5.000%, 3/14/32	500,000	509,030

Communication Services - 0.7%
AT&T, Inc., 4.750%, 5/15/46	500,000	419,690
Expedia Group, Inc., 3.250%, 2/15/30	250,000	237,211
SBA Communications Corp., 3.875%, 2/15/27	350,000	347,324
VeriSign, Inc., 2.700%, 6/15/31	500,000	450,841
Verizon Communications, Inc., 3.400%, 3/22/41	300,000	230,532
		1,685,598
Communications - 1.4%
Amazon.com, Inc., 4.875%, 3/13/36	500,000	492,464
Amazon.com, Inc., 5.800%, 3/13/56	500,000	492,923
Meta Platforms, Inc., 4.875%, 11/15/35	500,000	488,039
Meta Platforms, Inc., 6.300%, 5/15/56	550,000	550,847
NTT Finance Corp., 5.502%, 7/16/35	500,000	508,820
Verizon Communications, Inc., 5.875%, 11/30/55	600,000	579,892
		3,112,985
Consumer Discretionary - 1.1%
Advance Auto Parts, Inc., 1.750%, 10/1/27	250,000	238,705
BorgWarner, Inc., 5.400%, 8/15/34	250,000	253,890
Home Depot, Inc., 3.350%, 4/15/50	250,000	172,325
Lowe’s Cos., Inc., 3.000%, 10/15/50	500,000	309,359
Lowe’s Cos., Inc., 4.250%, 4/1/52	750,000	578,016
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	250,000	260,220
Tractor Supply Co., 5.250%, 5/15/33	150,000	151,298
Walmart, Inc., 4.900%, 4/28/35	500,000	506,319
		2,470,132
Consumer Staples - 1.1%
Diageo Investment Corp., 5.125%, 8/15/30	400,000	409,009

	Par Value	Value (Note 2, 3)
GE HealthCare Technologies, Inc., 4.800%, 8/14/29	$500,000	$503,803
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	300,000	210,633
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	248,223
Mars, Inc., 5.200%, 3/1/35	225,000	227,069
Mars, Inc., 5.700%, 5/1/55	600,000	583,611
PayPal Holdings, Inc., 5.100%, 4/1/35	250,000	247,937
		2,430,285
Energy - 2.6%
Boardwalk Pipelines LP, 4.450%, 7/15/27	400,000	399,511
Devon Energy Corp. (E), 5.200%, 9/15/34	800,000	802,991
Diamondback Energy, Inc., 5.400%, 4/18/34	550,000	561,726
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	350,000	331,305
Energy Transfer LP, 5.250%, 4/15/29	275,000	280,298
Energy Transfer LP, 6.550%, 12/1/33	300,000	325,419
Kinder Morgan, Inc., 5.850%, 6/1/35	250,000	261,865
Kinder Morgan, Inc., 5.550%, 6/1/45	400,000	382,197
Marathon Petroleum Corp., 3.800%, 4/1/28	350,000	345,653
Marathon Petroleum Corp., 5.150%, 3/1/30	250,000	255,203
MPLX LP, 2.650%, 8/15/30	350,000	323,196
ONEOK, Inc., 5.450%, 6/1/47	400,000	363,686
Valero Energy Corp., 5.150%, 2/15/30	650,000	663,590
Valero Energy Corp., 6.625%, 6/15/37	500,000	548,641
Valero Energy Corp., 4.000%, 6/1/52	175,000	127,151
		5,972,432
Financials - 10.8%
American Express Co., (1 day USD SOFR + 1.940%) (B), 6.489%, 10/30/31	500,000	537,350
American International Group, Inc., 4.750%, 4/1/48	150,000	129,898
Athene Holding Ltd., 6.250%, 4/1/54	250,000	229,995
Bank of America Corp., (1 day USD SOFR + 0.870%) (B), 4.456%, 2/6/32	400,000	394,525
Bank of America Corp., (1 day USD SOFR + 1.910%) (B), 5.288%, 4/25/34	350,000	355,400
Bank of America Corp., (1 day USD SOFR + 1.650%) (B), 5.468%, 1/23/35	250,000	255,586
Bank of New York Mellon Corp., (1 day USD SOFR Index + 2.074%) (B), 5.834%, 10/25/33	500,000	529,151
Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	350,000	264,218
Capital One Financial Corp., (1 day USD SOFR + 2.057%) (B), 4.927%, 5/10/28	350,000	351,527
Capital One Financial Corp., (1 day USD SOFR + 2.640%) (B), 6.312%, 6/8/29	400,000	413,620
Capital One Financial Corp., (1 day USD SOFR + 1.790%) (B), 3.273%, 3/1/30	350,000	337,509
CBRE Services, Inc., 4.800%, 6/15/30	250,000	250,825
Citibank NA, 5.803%, 9/29/28	250,000	259,025
Citigroup, Inc., (1 day USD SOFR + 2.086%) (B), 4.910%, 5/24/33	350,000	349,125
Citigroup, Inc., (5 yr. CMT + 1.730%) (B), 5.411%, 9/19/39	400,000	393,512
Citizens Financial Group, Inc., (5 yr. CMT + 1.450%) (B), 5.299%, 1/29/36	500,000	495,585
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	222,519
Fifth Third Bancorp, 2.550%, 5/5/27	350,000	344,148

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2, 3)
Fifth Third Bancorp, (1 day USD SOFR + 2.340%) (B), 6.339%, 7/27/29	$400,000	$414,181
Fifth Third Bancorp, (1 day USD SOFR + 1.660%) (B), 4.337%, 4/25/33	350,000	337,620
Five Corners Funding Trust II (A), 2.850%, 5/15/30	250,000	233,557
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	400,000	358,348
Goldman Sachs Group, Inc., (1 day USD SOFR + 0.913%) (B), 1.948%, 10/21/27	500,000	494,208
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.190%) (B), 5.065%, 1/21/37	500,000	488,927
Huntington Bancshares, Inc., (1 day USD SOFR + 2.020%) (B), 6.208%, 8/21/29	350,000	362,219
Intercontinental Exchange, Inc., 4.600%, 3/15/33	350,000	346,007
JPMorgan Chase & Co., (1 day USD SOFR + 1.620%) (B), 5.336%, 1/23/35	500,000	507,195
JPMorgan Chase & Co., (1 day USD SOFR + 1.680%) (B), 5.572%, 4/22/36	500,000	514,094
Keybank National Association, 5.000%, 1/26/33	250,000	247,612
KeyCorp, 4.100%, 4/30/28	400,000	397,456
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	166,257
Liberty Mutual Group, Inc. (A), 3.950%, 5/15/60	150,000	102,315
LPL Holdings, Inc. (A), 4.000%, 3/15/29	350,000	340,718
Morgan Stanley, (1 day USD SOFR + 1.830%) (B), 6.407%, 11/1/29	450,000	469,057
Morgan Stanley, (1 day USD SOFR + 1.108%) (B), 5.230%, 1/15/31	350,000	355,802
Morgan Stanley, (1 day USD SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	434,794
Morgan Stanley, (1 day USD SOFR + 1.730%) (B), 5.466%, 1/18/35	500,000	509,454
Nasdaq, Inc., 1.650%, 1/15/31	450,000	395,689
Old Republic International Corp., 3.850%, 6/11/51	300,000	212,233
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	232,247
PNC Bank NA, 2.700%, 10/22/29	250,000	235,288
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.333%) (B), 4.899%, 5/13/31	540,000	544,476
PNC Financial Services Group, Inc., (1 day USD SOFR + 2.284%) (B), 6.875%, 10/20/34	300,000	331,837
Progressive Corp., 5.150%, 3/26/36	250,000	249,621
Prologis LP, 4.900%, 6/15/36	400,000	390,809
Realty Income Corp., 4.850%, 3/15/30	400,000	404,885
Realty Income Corp., 5.125%, 4/15/35	250,000	250,555
Regions Financial Corp., 1.800%, 8/12/28	500,000	470,337
Simon Property Group LP, 4.300%, 1/15/31	500,000	493,274
Simon Property Group LP, 5.125%, 10/1/35	500,000	499,740
State Street Corp., (1 day USD SOFR + 1.490%) (B), 3.031%, 11/1/34	250,000	234,863
Sumisho Air Lease Corp., 1.875%, 8/15/26	250,000	248,014
Teachers Insurance & Annuity Association of America (A), 3.300%, 5/15/50	300,000	199,843
Truist Bank, 2.250%, 3/11/30	325,000	296,587
	Par Value	Value (Note 2, 3)
Truist Financial Corp., (1 day USD SOFR + 1.309%) (B), 5.071%, 5/20/31	$250,000	$253,111
Truist Financial Corp., (1 day USD SOFR + 1.852%) (B), 5.122%, 1/26/34	400,000	400,125
Truist Financial Corp., (1 day USD SOFR + 2.361%) (B), 5.867%, 6/8/34	600,000	624,485
U.S. Bancorp, (1 day USD SOFR + 1.660%) (B), 4.548%, 7/22/28	500,000	500,794
U.S. Bancorp, (1 day USD SOFR + 1.560%) (B), 5.384%, 1/23/30	250,000	255,672
U.S. Bancorp, (1 day USD SOFR + 1.600%) (B), 4.839%, 2/1/34	525,000	519,300
Wells Fargo & Co., (1 day USD SOFR + 1.740%) (B), 5.574%, 7/25/29	500,000	510,997
Wells Fargo & Co., (1 day USD SOFR + 1.500%) (B), 5.198%, 1/23/30	600,000	610,155
Wells Fargo & Co., (1 day USD SOFR + 1.110%) (B), 5.244%, 1/24/31	500,000	509,707
Wells Fargo & Co., (1 day USD SOFR + 2.020%) (B), 5.389%, 4/24/34	350,000	356,350
Wells Fargo & Co., (1 day USD SOFR + 1.100%) (B), 4.960%, 1/23/37	250,000	243,680
Welltower OP LLC, 2.050%, 1/15/29	500,000	470,522
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	270,401
		24,408,936
Health Care - 1.1%
AbbVie, Inc., 5.400%, 3/15/54	675,000	640,633
Amgen, Inc., 5.650%, 3/2/53	150,000	144,304
Block, Inc., 2.750%, 6/1/26	450,000	449,101
Centene Corp., 2.450%, 7/15/28	500,000	472,032
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	262,827
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	226,948
Humana, Inc., 5.375%, 4/15/31	250,000	253,613
		2,449,458
Industrials - 1.7%
Ashtead Capital, Inc. (A), 2.450%, 8/12/31	600,000	529,958
Carrier Global Corp., 3.577%, 4/5/50	68,000	48,750
Carrier Global Corp., 6.200%, 3/15/54	174,000	182,785
Eaton Corp., 4.800%, 3/6/36	750,000	738,056
Honeywell Aerospace, Inc., 4.950%, 3/16/36	500,000	493,964
Nordson Corp., 5.800%, 9/15/33	100,000	103,829
Norfolk Southern Corp., 5.950%, 3/15/64	250,000	250,027
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	325,312
Quanta Services, Inc., 2.900%, 10/1/30	500,000	465,673
TD SYNNEX Corp., 1.750%, 8/9/26	500,000	496,243
Textron, Inc., 2.450%, 3/15/31	250,000	225,631
		3,860,228
Information Technology - 1.3%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	10,086
Dell International LLC/EMC Corp., 8.350%, 7/15/46	87,000	108,015
Dell International LLC/EMC Corp., 3.450%, 12/15/51	625,000	427,292
Fiserv, Inc., 3.500%, 7/1/29	250,000	240,412
Gartner, Inc. (A), 4.500%, 7/1/28	400,000	392,923
HP, Inc., 2.650%, 6/17/31	600,000	536,912
Iron Mountain, Inc. (A), 4.500%, 2/15/31	275,000	264,257
Oracle Corp., 3.950%, 3/25/51	750,000	473,822
VMware LLC, 2.200%, 8/15/31	500,000	442,513
		2,896,232

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2, 3)
Materials - 0.1%
LYB International Finance III LLC, 3.625%, 4/1/51	$400,000	$260,440

Technology - 0.8%
Fidelity National Information Services, Inc., 4.800%, 3/10/31	500,000	497,404
Intel Corp., 5.300%, 5/15/36	350,000	348,868
NetApp, Inc., 5.500%, 3/17/32	400,000	409,338
Paychex, Inc. (E), 5.600%, 4/15/35	500,000	501,621
		1,757,231
Utilities - 1.3%
Berkshire Hathaway Energy Co., 1.650%, 5/15/31	350,000	303,744
DTE Electric Co., 5.400%, 4/1/53	250,000	237,288
Duke Energy Corp., 3.750%, 9/1/46	500,000	368,742
Duke Energy Progress LLC, 3.700%, 10/15/46	500,000	374,302
Florida Power & Light Co., 2.875%, 12/4/51	700,000	436,093
Interstate Power & Light Co., 3.500%, 9/30/49	250,000	172,763
NextEra Energy Capital Holdings, Inc., 1.900%, 6/15/28	500,000	475,192
PECO Energy Co., 3.050%, 3/15/51	750,000	481,980
		2,850,104
Total Corporate Notes and Bonds
(Cost $57,653,974)		54,663,091

FOREIGN CORPORATE BONDS - 1.9%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.750%, 10/20/28	208,333	208,492

Energy - 0.1%
Enbridge, Inc., 5.700%, 3/8/33	250,000	259,098

Financials - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	250,391
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 1.530%) (B), 5.475%, 2/22/31	500,000	513,595
Royal Bank of Canada, 5.150%, 2/1/34	400,000	409,428
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	295,360
UBS Group AG, (1 yr. CMT + 2.050%) (A) (B), 4.703%, 8/5/27	400,000	400,081
		1,868,855
Health Care - 0.5%
Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/53	400,000	370,749
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	250,000	226,440
Royalty Pharma PLC, 2.200%, 9/2/30	200,000	180,742
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	500,000	355,289
		1,133,220
Industrials - 0.2%
BAE Systems PLC (A), 5.300%, 3/26/34	500,000	510,596
	Par Value	Value (Note 2, 3)
Materials - 0.1%
Nutrien Ltd., 5.800%, 3/27/53	$250,000	$244,780

Total Foreign Corporate Bonds
(Cost $4,393,161)		4,225,041

MORTGAGE BACKED SECURITIES - 34.0%
Fannie Mae - 18.7%
3.000%, 9/1/30 Pool # 890696	115,717	113,257
3.000%, 12/1/30 Pool # AL8924	46,681	46,009
7.000%, 11/1/31 Pool # 607515	1,489	1,571
3.500%, 12/1/31 Pool # MA0919	48,281	47,303
6.500%, 3/1/32 Pool # 631377	5,193	5,384
6.500%, 5/1/32 Pool # 636758	216	223
7.000%, 5/1/32 Pool # 644591	99	104
6.500%, 6/1/32 Pool # 545691	11,059	11,465
3.500%, 8/1/32 Pool # MA3098	68,810	67,513
3.500%, 9/1/32 Pool # MA3126	44,714	43,921
5.500%, 11/1/33 Pool # 555880	15,098	15,351
4.000%, 2/1/35 Pool # MA2177	146,707	144,379
3.500%, 12/1/35 Pool # MA2473	153,298	148,338
4.500%, 12/1/35 Pool # 745147	2,460	2,441
2.500%, 9/1/36 Pool # FS4049	437,291	414,541
6.000%, 11/1/36 Pool # 902510	19,997	20,917
6.000%, 10/1/37 Pool # 947563	25,006	26,224
6.500%, 12/1/37 Pool # 889072	15,650	16,628
4.500%, 5/1/38 Pool # MA5013	740,463	737,329
6.500%, 8/1/38 Pool # 987711	45,125	47,841
3.000%, 11/1/39 Pool # MA3831	74,023	68,968
4.000%, 9/1/40 Pool # AE3039	156,423	150,888
4.000%, 1/1/41 Pool # AB2080	130,138	125,399
2.500%, 5/1/41 Pool # MA4334	1,010,615	910,745
5.500%, 7/1/41 Pool # AL6588	118,742	122,520
2.500%, 8/1/41 Pool # FM8460	197,443	177,723
4.000%, 9/1/41 Pool # AJ1406	59,207	57,069
4.000%, 10/1/41 Pool # AJ4046	185,391	179,549
3.500%, 11/1/41 Pool # AB3867	68,977	65,133
2.500%, 3/1/42 Pool # MA4571	2,558,938	2,294,487
4.000%, 3/1/42 Pool # AL1998	276,208	266,146
3.500%, 6/1/42 Pool # AO4134	292,812	275,948
3.500%, 8/1/42 Pool # AP2133	157,024	147,883
3.000%, 9/1/42 Pool # AP6568	43,084	39,464
3.500%, 9/1/42 Pool # AB6228	88,630	83,333
4.000%, 10/1/42 Pool # AP7363	207,421	199,872
3.500%, 1/1/43 Pool # AQ9326	181,926	171,167
3.000%, 2/1/43 Pool # AL3072	290,191	265,804
3.500%, 3/1/43 Pool # AT0310	142,915	134,462
3.500%, 4/1/43 Pool # AT2887	147,832	138,905
5.000%, 11/1/44 Pool # MA5539	548,845	544,803
4.000%, 1/1/45 Pool # AS4257	44,220	42,379
5.000%, 9/1/45 Pool # MA5833	651,574	652,479
5.000%, 4/1/46 Pool # MA6042	995,247	989,569
4.500%, 10/1/46 Pool # MA2783	25,477	25,072
3.000%, 1/1/47 Pool # BE0108	276,585	249,844
2.500%, 12/1/47 Pool # FM3165	830,334	718,058
3.000%, 1/1/48 Pool # FM1303	897,074	810,292
3.000%, 8/1/48 Pool # FS0517	610,906	550,750
3.000%, 1/1/49 Pool # FS4296	588,519	538,164
4.000%, 11/1/50 Pool # FM5530	457,466	433,441
3.000%, 12/1/51 Pool # FS3478	792,409	695,308
2.000%, 1/1/52 Pool # FS0173	890,712	729,094
2.500%, 1/1/52 Pool # CB2548	395,608	336,927
2.000%, 3/1/52 Pool # CB3105	374,596	306,510

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2, 3)
2.500%, 3/1/52 Pool # BV4133	$470,150	$395,472
3.000%, 3/1/52 Pool # CB3115	721,843	642,671
2.500%, 4/1/52 Pool # FS4138	1,460,724	1,255,648
3.500%, 5/1/52 Pool # FS1866	784,281	719,420
4.000%, 5/1/52 Pool # FS1818	2,768,448	2,610,694
3.500%, 6/1/52 Pool # CB3845	752,833	690,424
3.500%, 7/1/52 Pool # FS2812	471,347	436,580
3.500%, 8/1/52 Pool # CB4361	1,597,320	1,461,201
4.500%, 8/1/52 Pool # FS2605	1,181,801	1,143,257
4.000%, 9/1/52 Pool # MA4732	587,215	553,152
4.500%, 9/1/52 Pool # FS2821	562,871	545,931
4.000%, 10/1/52 Pool # MA4783	1,021,086	960,945
4.500%, 10/1/52 Pool # MA4784	546,173	528,636
5.000%, 10/1/52 Pool # MA4785	2,112,971	2,095,076
5.500%, 10/1/52 Pool # MA4786	640,004	646,425
5.000%, 11/1/52 Pool # MA4806	744,838	738,530
5.000%, 12/1/52 Pool # MA4841	2,686,963	2,663,241
5.500%, 12/1/52 Pool # MA4842	1,245,788	1,259,560
4.500%, 7/1/53 Pool # FS4996	513,460	497,832
5.500%, 7/1/53 Pool # MA5072	2,836,055	2,861,444
5.500%, 9/1/53 Pool # FS5575	550,255	561,186
5.500%, 5/1/54 Pool # FS7759	857,837	869,382
5.000%, 1/1/55 Pool # MA5585	900,941	888,888
4.000%, 7/1/55 Pool # FA2986	716,565	673,639
4.500%, 4/1/56 Pool # FA5291	1,250,000	1,205,469
		42,313,597
Freddie Mac - 15.3%
8.000%, 6/1/30 Pool # C01005	149	155
6.500%, 1/1/32 Pool # C62333	3,694	3,834
2.500%, 2/1/32 Pool # ZS8641	112,684	108,245
3.500%, 8/1/32 Pool # C91485	62,435	61,092
4.000%, 5/1/33 Pool # G18693	104,181	103,476
4.500%, 6/1/34 Pool # C01856	97,866	97,438
2.500%, 6/1/35 Pool # RC1421	208,919	197,374
2.000%, 1/1/36 Pool # SB0546	536,598	494,179
6.500%, 11/1/36 Pool # C02660	1,822	1,930
5.500%, 1/1/37 Pool # G04593	59,133	61,086
5.500%, 11/1/37 Pool # A68787	40,110	41,364
5.500%, 12/1/38 Pool # G05267	114,016	117,297
4.500%, 8/1/39 Pool # G08361	108,623	107,944
5.000%, 5/1/40 Pool # SB8384	683,893	689,187
3.500%, 11/1/40 Pool # G06168	103,566	98,011
2.000%, 3/1/41 Pool # RB5105	764,565	672,533
2.500%, 6/1/41 Pool # SC0151	586,529	527,645
4.000%, 10/1/41 Pool # Q04092	257,412	248,335
4.500%, 3/1/42 Pool # G07491	122,642	121,874
2.500%, 9/1/42 Pool # SC0314	384,090	343,904
3.000%, 9/1/42 Pool # C04233	188,029	172,435
3.000%, 2/1/43 Pool # Q15767	123,651	113,669
3.000%, 4/1/43 Pool # V80026	1,046,303	958,652
3.500%, 8/1/44 Pool # Q27927	151,771	143,312
3.000%, 7/1/45 Pool # G08653	226,323	205,403
3.500%, 8/1/45 Pool # Q35614	159,913	149,540
3.000%, 11/1/45 Pool # G08675	185,650	168,173
3.000%, 1/1/46 Pool # G08686	236,454	214,028
3.000%, 10/1/46 Pool # G60722	240,492	217,109
3.500%, 11/1/47 Pool # Q52079	195,828	181,869
2.500%, 4/1/48 Pool # QA2240	1,905,634	1,645,939
3.000%, 7/1/49 Pool # QA1033	277,083	246,472
2.500%, 6/1/51 Pool # QC2842	762,838	645,306
2.500%, 1/1/52 Pool # SD7552	3,012,726	2,575,223
3.500%, 4/1/52 Pool # SD0960	1,031,146	949,670
3.500%, 5/1/52 Pool # RA7380	1,102,132	1,007,926
	Par Value	Value (Note 2, 3)
3.000%, 8/1/52 Pool # SD7556	$1,249,956	$1,109,772
4.000%, 9/1/52 Pool # SD8244	615,215	579,345
4.500%, 9/1/52 Pool # SD8245	573,597	554,681
4.500%, 10/1/52 Pool # SD8257	1,863,379	1,802,204
4.500%, 11/1/52 Pool # SD8266	2,258,460	2,184,084
5.000%, 11/1/52 Pool # SD8267	2,255,736	2,240,919
5.500%, 11/1/52 Pool # SD8268	1,938,206	1,966,292
4.500%, 12/1/52 Pool # SD1921	1,052,861	1,023,086
5.000%, 12/1/52 Pool # RA8278	2,743,201	2,720,600
5.500%, 12/1/52 Pool # SD8277	1,061,754	1,073,491
5.000%, 2/1/53 Pool # SD8299	667,792	662,088
5.500%, 2/1/53 Pool # SD2172	448,272	451,904
5.000%, 5/1/53 Pool # SD2875	1,178,666	1,171,473
5.500%, 6/1/53 Pool # SD3174	739,717	748,778
5.500%, 8/1/53 Pool # SD8349	545,305	550,187
5.500%, 9/1/53 Pool # SD8362	371,424	374,760
6.000%, 9/1/53 Pool # SD3739	938,504	970,139
5.500%, 2/1/54 Pool # SD4901	565,854	575,353
		34,450,785
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	950	994
6.500%, 4/20/31 Pool # 3068	767	803
4.000%, 4/15/39 Pool # 698089	7,982	7,629
		9,426
Total Mortgage Backed Securities
(Cost $78,193,639)		76,773,808

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.4%
U.S. Treasury Bonds - 9.9%
6.625%, 2/15/27 (E)	2,000,000	2,046,250
5.375%, 2/15/31	2,000,000	2,116,875
4.500%, 5/15/38	1,250,000	1,251,318
2.250%, 5/15/41	3,000,000	2,171,484
3.750%, 8/15/41	4,250,000	3,762,910
4.625%, 5/15/44	4,000,000	3,847,812
3.000%, 5/15/45	1,000,000	754,258
3.000%, 5/15/47	500,000	368,164
1.250%, 5/15/50	1,500,000	704,297
1.875%, 2/15/51	1,500,000	823,594
4.125%, 8/15/53	2,000,000	1,734,063
4.250%, 8/15/54	3,050,000	2,700,799
		22,281,824
U.S. Treasury Notes - 19.5%
4.625%, 6/15/27	3,000,000	3,026,836
4.000%, 2/29/28	4,250,000	4,258,467
4.625%, 9/30/28	5,500,000	5,591,523
3.875%, 11/30/29	4,000,000	3,989,219
4.000%, 7/31/30	5,500,000	5,500,859
4.000%, 1/31/31	3,000,000	2,996,719
4.250%, 6/30/31	5,000,000	5,046,680
4.125%, 11/15/32	4,000,000	3,987,812
4.000%, 2/15/34	4,000,000	3,930,000
4.375%, 5/15/34	4,500,000	4,528,477
4.125%, 2/15/36	725,000	709,820
4.625%, 11/15/55	580,000	547,375
		44,113,787

Total U.S. Government and Agency Obligations
(Cost $69,495,736)		66,395,611

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Shares	Value (Note 2, 3)
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 3.600%	2,098,775	$2,098,775
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 3.670%	2,572,500	2,572,500

Total Short-Term Investments
(Cost $4,671,275)		4,671,275
TOTAL INVESTMENTS - 100.4%
(Cost $235,603,231**)		226,743,482

NET OTHER ASSETS AND LIABILITIES - (0.4%)		(1,008,562)

TOTAL NET ASSETS - 100.0%		$225,734,920

**	Aggregate cost for Federal tax purposes was $235,685,190.

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”

(B)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2026.

(C)	Stepped rate security. Rate shown is as of April 30, 2026.

(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(E)	All or a portion of these securities, with an aggregate fair value of $2,533,222, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.

(F)	7-day yield.

(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.

DAC	Designated Activity Company.

FREMF	Freddie Mac Multifamily Securities.

IO	Interest Only.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

OP	Operating Partnership.

PLC	Public Limited Company.

REMIC	Real Estate Mortgage Investment Conduit.

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 90.5%
Communication Services - 2.5%
T-Mobile U.S., Inc. (A)	18,300	$3,577,650

Consumer Discretionary - 6.2%
Amazon.com, Inc.* (A)	8,300	2,199,998
Las Vegas Sands Corp. (A)	84,000	4,587,240
NIKE, Inc., Class B (A)	42,500	1,885,300
		8,672,538
Consumer Staples - 16.4%
Archer-Daniels-Midland Co. (A)	96,000	7,155,840
Colgate-Palmolive Co. (A)	32,000	2,731,520
Constellation Brands, Inc., Class A (A)	32,100	5,026,218
PepsiCo, Inc. (A)	51,900	8,225,631
		23,139,209
Energy - 20.0%
APA Corp. (A)	194,900	7,938,277
Matador Resources Co. (A)	137,000	8,691,280
Transocean Ltd.*	1,700,000	11,594,000
		28,223,557
Equity Real Estate Investment Trusts
(REITs) - 2.2%
Weyerhaeuser Co., REIT (A)	125,000	3,065,000

Financials - 11.1%
CME Group, Inc. (A)	8,700	2,504,034
Fiserv, Inc.* (A)	33,500	2,098,775
Marsh & McLennan Cos., Inc.	26,300	4,410,773
PayPal Holdings, Inc. (A)	76,500	3,835,710
Visa, Inc., Class A (A)	8,700	2,869,608
		15,718,900
Health Care - 11.9%
CVS Health Corp. (A)	78,100	6,504,949
Danaher Corp. (A)	17,500	3,131,625
Medtronic PLC (A)	48,500	3,927,045
Pfizer, Inc. (A)	123,000	3,284,100
		16,847,719
Industrials - 1.8%
Honeywell International, Inc. (A)	12,000	2,571,960
	Shares	Value (Note 2, 3)
Information Technology - 15.3%
Accenture PLC, Class A (A)	13,100	$2,341,101
Adobe, Inc.* (A)	16,600	4,085,260
Broadcom, Inc. (A)	9,000	3,756,870
Microchip Technology, Inc. (A)	78,000	7,246,980
Microsoft Corp. (A)	10,200	4,159,356
		21,589,567
Utilities - 3.1%
AES Corp.	302,000	4,363,900

Total Common Stocks
(Cost $147,451,202)		127,770,000

SHORT-TERM INVESTMENTS - 13.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.600%	19,654,733	19,654,733

Total Short-Term Investments
(Cost $19,654,733)		19,654,733
TOTAL INVESTMENTS - 104.4%
(Cost $167,105,935**)		147,424,733

TOTAL CALL AND PUT OPTIONS WRITTEN - (3.7%)		(5,156,345)

NET OTHER ASSETS AND LIABILITIES - (0.7%)		(1,013,680)

TOTAL NET ASSETS - 100.0%		$141,254,708

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $167,435,831.

(A)	All or a portion of these securities’ positions, with a value of $107,401,327, represent covers (directly or through conversion rights) for outstanding options written.

(B)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

Written Option Contracts Outstanding at April 30, 2026

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Accenture PLC	$230.00	6/18/26	(131)	$(3,013,000)	$(18,995)	$(64,056)	$45,061
Adobe, Inc.	270.00	5/15/26	(166)	(4,482,000)	(26,975)	(86,466)	59,491
Amazon.com, Inc.	240.00	6/18/26	(83)	(1,992,000)	(246,718)	(39,756)	(206,962)
APA Corp.	45.00	6/18/26	(1,949)	(8,770,500)	(307,942)	(344,470)	36,528
Archer-Daniels-Midland Co.	75.00	6/18/26	(960)	(7,200,000)	(336,000)	(283,684)	(52,316)
Broadcom, Inc.	350.00	6/18/26	(90)	(3,150,000)	(686,475)	(112,408)	(574,067)
CME Group, Inc.	320.00	6/18/26	(87)	(2,784,000)	(10,658)	(81,539)	70,881
Colgate-Palmolive Co.	90.00	6/18/26	(320)	(2,880,000)	(52,000)	(81,490)	29,490
Constellation Brands, Inc.	170.00	6/18/26	(321)	(5,457,000)	(69,818)	(107,721)	37,903
CVS Health Corp.	80.00	5/15/26	(781)	(6,248,000)	(372,927)	(125,559)	(247,368)
Danaher Corp.	220.00	6/18/26	(175)	(3,850,000)	(2,625)	(49,698)	47,073
Fiserv, Inc.	70.00	6/18/26	(335)	(2,345,000)	(70,350)	(61,632)	(8,718)
Honeywell International, Inc.	240.00	6/18/26	(120)	(2,880,000)	(13,800)	(80,277)	66,477
Las Vegas Sands Corp.	60.00	7/17/26	(840)	(5,040,000)	(115,500)	(112,538)	(2,962)
Matador Resources Co.	60.00	6/18/26	(1,327)	(7,962,000)	(776,295)	(337,120)	(439,175)
Medtronic PLC	95.00	6/18/26	(485)	(4,607,500)	(5,578)	(64,084)	58,506
Microchip Technology, Inc.	75.00	6/18/26	(780)	(5,850,000)	(1,489,800)	(211,058)	(1,278,742)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - concluded

Written Option Contracts Outstanding at April 30, 2026 (continued)

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written (continued)
Microsoft Corp.	$430.00	6/18/26	(102)	$(4,386,000)	$(88,230)	$(78,436)	$(9,794)
NIKE, Inc.	60.00	6/18/26	(425)	(2,550,000)	(4,462)	(85,687)	81,225
PayPal Holdings, Inc.	55.00	6/18/26	(765)	(4,207,500)	(123,165)	(80,177)	(42,988)
PepsiCo, Inc.	165.00	7/17/26	(519)	(8,563,500)	(197,220)	(204,374)	7,154
Pfizer, Inc.	29.00	5/15/26	(1,230)	(3,567,000)	(5,535)	(51,632)	46,097
T-Mobile U.S., Inc.	240.00	5/15/26	(183)	(4,392,000)	–	(80,849)	80,849
Visa, Inc.	330.00	6/18/26	(87)	(2,871,000)	(93,090)	(56,461)	(36,629)
Weyerhaeuser Co.	26.00	7/17/26	(625)	(1,625,000)	(42,187)	(30,610)	(11,577)
Total Call Options Written					$(5,156,345)	$(2,911,782)	$(2,244,563)

Total Options Written, at Value					$(5,156,345)	$(2,911,782)	$(2,244,563)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 98.6%
Consumer Discretionary - 7.8%
Home Depot, Inc.	7,600	$2,498,880
Lowe’s Cos., Inc.	9,275	2,214,777
McDonald’s Corp.	8,300	2,436,797
		7,150,454
Consumer Staples - 9.3%
Colgate-Palmolive Co.	22,375	1,909,930
Hershey Co.	7,500	1,393,050
PepsiCo, Inc.	11,825	1,874,144
Procter & Gamble Co.	23,425	3,445,583
		8,622,707
Energy - 15.1%
Chevron Corp.	22,750	4,397,802
ConocoPhillips	17,300	2,175,994
EOG Resources, Inc.	20,225	2,843,028
Exxon Mobil Corp.	29,275	4,518,011
		13,934,835
Financials - 15.3%
Bank of America Corp.	47,275	2,527,322
Blackrock, Inc.	2,050	2,184,480
CME Group, Inc.	12,675	3,648,119
JPMorgan Chase & Co.	7,650	2,396,209
Marsh & McLennan Cos., Inc.	9,975	1,672,907
Morgan Stanley	8,637	1,646,126
		14,075,163
Health Care - 13.8%
Abbott Laboratories	19,175	1,740,898
AbbVie, Inc.	11,200	2,366,784
Elevance Health, Inc.	3,725	1,402,165
Johnson & Johnson	19,800	4,551,030
Medtronic PLC	33,150	2,684,155
		12,745,032
Industrials - 17.8%
Automatic Data Processing, Inc.	9,400	1,992,236
Cummins, Inc.	1,962	1,316,522
Deere & Co.	1,775	1,047,019
Fastenal Co.	45,400	2,039,822
Honeywell International, Inc.	15,600	3,343,548
Illinois Tool Works, Inc.	9,750	2,515,598
Rockwell Automation, Inc.	2,495	1,020,230
Union Pacific Corp.	11,575	3,119,231
		16,394,206
Information Technology - 12.2%
Analog Devices, Inc.	7,875	3,167,797
QUALCOMM, Inc.	12,850	2,307,603
TE Connectivity PLC	9,025	1,910,232
Texas Instruments, Inc.	13,750	3,864,850
		11,250,482

Materials - 2.9%
Air Products & Chemicals, Inc.	9,075	2,722,954

Utilities - 4.4%
NextEra Energy, Inc.	41,500	4,062,020

Total Common Stocks (Cost $62,812,918)		90,957,853
	Shares	Value (Note 2, 3)
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	1,355,059	$1,355,059

Total Short-Term Investments (Cost $1,355,059)		1,355,059
TOTAL INVESTMENTS - 100.1% (Cost $64,167,977**)		92,312,912

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(80,396)

TOTAL NET ASSETS - 100.0%		$92,232,516

**	Aggregate cost for Federal tax purposes was $65,149,703.

(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Large Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 98.6%
Communication Services - 11.0%
Alphabet, Inc., Class C	69,973	$26,725,488
Meta Platforms, Inc., Class A	15,168	9,281,451
		36,006,939
Consumer Discretionary - 14.7%
Airbnb, Inc., Class A*	62,702	8,800,853
Amazon.com, Inc.*	75,035	19,888,777
Lowe’s Cos., Inc.	47,137	11,255,844
TJX Cos., Inc.	51,452	8,065,101
		48,010,575
Financials - 24.1%
Arch Capital Group Ltd.*	205,155	19,378,941
Brookfield Corp.	238,224	10,748,667
Charles Schwab Corp.	90,980	8,337,407
Marsh & McLennan Cos., Inc.	53,143	8,912,612
MSCI, Inc.	13,373	7,908,926
Progressive Corp.	45,038	9,065,249
Visa, Inc., Class A	44,158	14,565,075
		78,916,877
Health Care - 7.5%
Agilent Technologies, Inc.	88,950	10,278,172
Alcon AG	53,122	3,977,244
Danaher Corp.	57,669	10,319,868
		24,575,284
Industrials - 19.2%
Copart, Inc.*	185,450	6,140,250
Deere & Co.	10,732	6,330,485
Ferguson Enterprises, Inc.	66,557	17,817,974
Honeywell International, Inc.	33,380	7,154,335
PACCAR, Inc.	85,919	10,207,177
Parker-Hannifin Corp.	16,719	15,204,593
		62,854,814
Information Technology - 22.1%
Analog Devices, Inc.	38,014	15,291,512
CDW Corp.	51,313	7,025,263
Gartner, Inc.*	32,703	4,856,068
Keysight Technologies, Inc.*	54,141	18,944,477
Salesforce, Inc.	16,943	2,990,948
Texas Instruments, Inc.	73,075	20,539,921
Workday, Inc., Class A*	20,350	2,490,840
		72,139,029
Total Common Stocks (Cost $165,271,979)		322,503,518

SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	4,652,365	4,652,365

Total Short-Term Investments (Cost $4,652,365)		4,652,365
TOTAL INVESTMENTS - 100.0% (Cost $169,924,344**)		327,155,883

NET OTHER ASSETS AND LIABILITIES - 0.0%		(1,676)

TOTAL NET ASSETS - 100.0%		$327,154,207

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $170,329,923.

(A)	7-day yield.

MSCI	Morgan Stanley Capital International.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 95.4%
Communication Services - 3.6%
Liberty Media Corp.-Liberty Formula One, Class A*	454,863	$36,025,149
Liberty Media Corp.-Liberty Formula One, Class C*	318,768	27,398,110
		63,423,259
Consumer Discretionary - 16.7%
Asbury Automotive Group, Inc.*	162,898	33,180,694
Floor & Decor Holdings, Inc., Class A*	721,267	34,909,323
Lithia Motors, Inc.	122,995	35,683,309
Ross Stores, Inc.	686,919	156,473,279
Thor Industries, Inc. (A)	477,780	37,763,731
		298,010,336
Financials - 23.6%
Arch Capital Group Ltd.*	1,465,028	138,386,545
Brookfield Asset Management Ltd., Class A	822,237	39,475,598
Brown & Brown, Inc.	1,129,060	67,912,959
Cullen/Frost Bankers, Inc.	163,876	23,750,549
Glacier Bancorp, Inc.	447,579	21,953,750
Kinsale Capital Group, Inc.	70,495	22,812,887
Moelis & Co., Class A	852,594	55,520,921
W.R. Berkley Corp.	783,077	52,333,036
		422,146,245
Health Care - 10.4%
Bio-Techne Corp.	548,784	30,358,731
Labcorp Holdings, Inc.	237,853	61,080,650
Medpace Holdings, Inc.*	125,695	52,623,469
Waters Corp.*	133,597	41,312,200
		185,375,050
Industrials - 18.5%
A.O. Smith Corp.	560,833	34,681,913
Carlisle Cos., Inc.	215,085	76,411,097
Copart, Inc.*	1,640,958	54,332,119
Expeditors International of Washington, Inc.	230,968	34,157,858
Graco, Inc.	215,242	17,277,475
MSA Safety, Inc.	288,632	48,025,479
PACCAR, Inc.	549,019	65,223,457
		330,109,398
Information Technology - 22.6%
Amphenol Corp., Class A	605,039	89,104,094
Arista Networks, Inc.*	246,069	42,498,577
Bentley Systems, Inc., Class B	483,844	15,782,991
CDW Corp.	435,412	59,612,257
Gartner, Inc.*	237,462	35,260,732
MKS, Inc.	162,272	46,044,680
ServiceTitan, Inc., Class A*	443,667	26,380,440
Teledyne Technologies, Inc.*	96,315	62,205,043
Tyler Technologies, Inc.*	78,828	26,891,384
		403,780,198
Total Common Stocks (Cost $1,273,550,486)		1,702,844,486

SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.600%	84,497,557	84,497,557

	Shares	Value (Note 2, 3)
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 3.670%	11,128,410	$11,128,410

Total Short-Term Investments (Cost $95,625,967)		95,625,967
TOTAL INVESTMENTS - 100.7% (Cost $1,369,176,453**)		1,798,470,453

NET OTHER ASSETS AND LIABILITIES - (0.7%)		(12,548,853)

TOTAL NET ASSETS - 100.0%		$1,785,921,600

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $1,372,929,242.

(A)	All or a portion of these securities, with an aggregate fair value of $11,064,019, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 93.7%
Consumer Discretionary - 8.7%
Ollie’s Bargain Outlet Holdings, Inc.*	19,920	$1,723,279
Revolve Group, Inc.*	111,734	2,843,630
Shake Shack, Inc., Class A*	49,849	5,107,529
VF Corp.	203,318	3,848,810
		13,523,248
Consumer Staples - 3.3%
Edgewell Personal Care Co.	115,839	2,612,169
Primo Brands Corp.	123,523	2,517,399
		5,129,568
Energy - 1.4%
Matador Resources Co.	34,251	2,172,883

Financials - 9.9%
Axis Capital Holdings Ltd.	31,058	3,118,534
Baldwin Insurance Group, Inc.*	89,332	2,029,623
Hanover Insurance Group, Inc.	15,367	2,884,232
Moelis & Co., Class A	53,688	3,496,163
Texas Capital Bancshares, Inc.*	37,069	3,732,848
		15,261,400
Health Care - 12.8%
Charles River Laboratories International, Inc.*	14,426	2,408,709
Encompass Health Corp.	62,988	6,298,800
HealthEquity, Inc.*	52,394	4,297,880
ICU Medical, Inc.*	15,553	1,853,918
Medpace Holdings, Inc.*	5,352	2,240,668
Option Care Health, Inc.*	56,985	1,158,505
Vericel Corp.*	43,207	1,500,579
		19,759,059
Industrials - 22.3%
AAON, Inc.	26,241	2,448,548
Advanced Drainage Systems, Inc.	16,743	2,498,893
Carlisle Cos., Inc.	11,694	4,154,410
Core & Main, Inc., Class A*	99,659	5,019,824
Crane Co.	15,687	2,788,051
Hayward Holdings, Inc.*	363,575	5,457,261
Hexcel Corp.	28,166	2,643,942
Leonardo DRS, Inc.	77,611	3,153,335
Madison Air Solutions Corp., Class A*	31,999	1,221,722
Mueller Water Products, Inc., Class A	87,599	2,443,136
SiteOne Landscape Supply, Inc.*	14,542	1,833,019
WillScot Holdings Corp.	39,396	891,925
		34,554,066
Information Technology -28.1%
Communications Equipment - 2.7%
Viavi Solutions, Inc.*	79,784	4,180,682

Electronic Equipment, Instruments & Components - 9.1%
Crane NXT Co. (A)	38,846	1,735,639
CTS Corp.	62,452	3,566,009
Knowles Corp.*	178,736	5,574,776
Mirion Technologies, Inc.*	164,568	3,250,218
		14,126,642
Semiconductors & Semiconductor Equipment - 6.6%
Entegris, Inc.	20,506	2,899,138
FormFactor, Inc.*	14,203	1,930,614
Power Integrations, Inc.	72,338	5,259,696
		10,089,448
	Shares	Value (Note 2, 3)
Software - 9.7%
Amplitude, Inc., Class A*	270,431	$1,922,764
Box, Inc., Class A*	117,983	2,855,189
CommVault Systems, Inc.*	28,851	2,852,787
Gitlab, Inc., Class A*	108,728	2,407,238
Procore Technologies, Inc.*	38,306	2,167,354
Workiva, Inc.*	53,178	2,843,959
		15,049,291
		43,446,063
Materials - 7.2%
Celanese Corp.	24,196	1,639,521
Eagle Materials, Inc.	9,007	1,892,461
Olin Corp.	68,033	1,937,580
Scotts Miracle-Gro Co.	90,522	5,675,729
		11,145,291

Total Common Stocks (Cost $113,597,508)		144,991,578

SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.600%	9,211,909	9,211,909
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 3.670%	1,694,071	1,694,071

Total Short-Term Investments (Cost $10,905,980)		10,905,980
TOTAL INVESTMENTS - 100.8% (Cost $124,503,488**)		155,897,558

NET OTHER ASSETS AND LIABILITIES - (0.8%)		(1,297,980)

TOTAL NET ASSETS - 100.0%		$154,599,578

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $124,512,659.

(A)	All or a portion of these securities, with an aggregate fair value of $1,700,923, are on loan as part of a securities lending program. See Note 11 for details on the securities lending program.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Assets and Liabilities as of April 30, 2026 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Tax-Free National Fund	High Quality Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$17,186,405	$62,763,692	$44,060,804	$33,891,534	$18,147,961	$62,694,261
Investments in affiliated securities, at fair value1‡	18,319,900	30,343,054	12,872,004	73,632,595	—	—
Cash	—	—	—	—	33,405	—
Receivables:
Fund shares sold	1,575	3,310	3,610	3,724	16	2,709
Dividends and Interest	61,769	89,499	29,376	25	228,197	663,318
Other Assets	—	—	—	230	—	—
Total Assets	35,569,649	93,199,555	56,965,794	107,528,108	18,409,579	63,360,288
Liabilities:
Payables:
Fund shares repurchased	6,342	63,789	767	46,521	2,344	5,629
Upon return of securities loaned	905,053	6,982,437	1,973,985	1,242,350	—	478,363
Advisory agreement fees	5,671	13,979	8,819	17,437	6,041	15,578
Trustee fees	966	2,279	1,419	3,005	483	1,547
Administrative service agreement fees	7,089	17,473	11,024	17,438	3,021	8,948
Shareholder service fees	6,741	15,762	9,719	24,021	—	—
Dividends	—	—	—	3,410	5,149	—
Total Liabilities	931,862	7,095,719	2,005,733	1,354,182	17,038	510,065
Net assets applicable to outstanding capital stock	$34,637,787	$86,103,836	$54,960,061	$106,173,926	$18,392,541	$62,850,223
Net assets consist of:
Paid-in capital	$34,296,249	$72,301,495	$42,069,477	$99,228,072	$18,650,144	$68,803,682
Accumulated distributable earnings (loss)	341,538	13,802,341	12,890,584	6,945,854	(257,603)	(5,953,459)
Net Assets	$34,637,787	$86,103,836	$54,960,061	$106,173,926	$18,392,541	$62,850,223

Class A Shares:
Net Assets	$34,637,787	$86,103,836	$54,960,061	$106,173,926
Shares of beneficial interest outstanding	3,301,603	7,298,848	4,280,573	7,993,080
Net Asset Value and redemption price per share	$10.49	$11.80	$12.84	$13.28
Sales charge of offering price[2]	0.64	0.72	0.78	0.81
Maximum offering price per share	$11.13	$12.52	$13.62	$14.09

Class Y Shares:
Net Assets					$18,392,541	$50,462,972
Shares of beneficial interest outstanding					1,824,997	4,793,700
Net Asset Value and redemption price per share					$10.08	$10.53

Class I Shares:
Net Assets						$12,387,251
Shares of beneficial interest outstanding						1,168,232
Net Asset Value and redemption price per share						$10.60

† Cost of Investments in unaffiliated securities	$14,738,853	$51,751,002	$34,523,168	$32,156,714	$18,353,457	$62,764,590
‡ Cost of investments in affiliated securities[1]	$19,843,274	$30,588,641	$11,392,205	$69,519,494	$—	$—
§ Fair Value of securities on loan	$2,889,959	$15,599,737	$2,267,582	$12,794,780	$—	$469,086

1See Note 14 for information on affiliated issuers.

2Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Funds.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Assets and Liabilities as of April 30, 2026 (unaudited) - concluded

	Core Bond Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Fund	Mid Cap Fund	Small Cap Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$226,743,482	$147,424,733	$92,312,912	$327,155,883	$1,798,470,453	$155,897,558
Receivables:
Investments sold	1,174,539	112,538	—	—	—	2,177,505
Fund shares sold	383,007	13,704	5,445	212,199	2,418,971	3,698
Dividends and Interest	1,797,767	195,708	128,864	343,710	265,396	3,214
Other Assets	—	89,669	387	—	—	1,869
Total Assets	230,098,795	147,836,352	92,447,608	327,711,792	1,801,154,820	158,083,844
Liabilities:
Payables:
Investments purchased	1,318,192	1,252,499	—	—	—	1,613,014
Fund shares repurchased	49,590	53,041	135,326	304,937	2,835,371	36,012
Upon return of securities loaned	2,572,500	—	—	—	11,128,410	1,694,071
Advisory agreement fees	46,557	95,897	52,932	182,699	1,028,981	112,213
Trustee fees	5,716	5,153	2,919	9,423	56,369	4,161
Administrative service agreement fees	13,908	13,035	14,236	40,824	169,949	24,172
Shareholder service fees	4,980	5,674	9,679	19,702	14,140	623
Dividends	352,432	—	—	—	—	—
Options written, at value (premiums received $2,911,782)	—	5,156,345	—	—	—	—
Total Liabilities	4,363,875	6,581,644	215,092	557,585	15,233,220	3,484,266
Net assets applicable to outstanding capital stock	$225,734,920	$141,254,708	$92,232,516	$327,154,207	$1,785,921,600	$154,599,578
Net assets consist of:
Paid-in capital	$247,864,786	$160,368,654	$52,663,621	$122,094,050	$1,380,537,583	$113,081,022
Accumulated distributable earnings (loss)	(22,129,866)	(19,113,946)	39,568,895	205,060,157	405,384,017	41,518,556
Net Assets	$225,734,920	$141,254,708	$92,232,516	$327,154,207	$1,785,921,600	$154,599,578

Class A Shares:
Net Assets	$25,378,290	$28,938,521	$50,355,467	$101,761,380	$70,115,542	$3,087,570
Shares of beneficial interest outstanding	2,785,261	3,143,006	1,911,001	3,397,971	4,854,361	310,788
Net Asset Value and redemption price per share	$9.11	$9.21	$26.35	$29.95	$14.44	$9.93
Sales charge of offering price[1]	0.43	0.56	1.61	1.83	0.88	0.61
Maximum offering price per share	$9.54	$9.77	$27.96	$31.78	$15.32	$10.54

Class Y Shares:
Net Assets	$3,879,949	$17,727,682	$33,359,587	$117,605,260	$356,504,369	$139,296,411
Shares of beneficial interest outstanding	428,389	1,809,839	1,265,325	3,917,398	22,564,281	13,648,255
Net Asset Value and redemption price per share	$9.06	$9.80	$26.36	$30.02	$15.80	$10.21

Class I Shares:
Net Assets	$88,595,604	$93,269,387	$6,487,262	$65,093,246	$1,148,528,339	$11,442,290
Shares of beneficial interest outstanding	9,830,957	9,511,039	246,257	2,182,074	72,545,444	1,116,670
Net Asset Value and redemption price per share	$9.01	$9.81	$26.34	$29.83	$15.83	$10.25

Class R6 Shares:
Net Assets	$107,881,077	$1,319,118	$2,030,200	$42,694,321	$210,773,350	$773,307
Shares of beneficial interest outstanding	11,977,724	131,084	76,996	1,412,824	12,919,295	75,198
Net Asset Value and redemption price per share	$9.01	$10.06	$26.37	$30.22	$16.31	$10.28

† Cost of Investments in unaffiliated securities	$235,603,231	$167,105,935	$64,167,977	$169,924,344	$1,369,176,453	$124,503,488
§ Fair Value of securities on loan	$2,533,222	$—	$—	$—	$11,064,019	$1,700,923

1Sales charge of offering price is 4.5% for Core Bond Fund and 5.75% for Covered Call & Equity Income, Dividend Income, Large Cap, Mid Cap and Small Cap funds.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Operations for the Period Ended April 30, 2026 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Tax-Free National Fund	High Quality Bond Fund
Investment Income:
Interest	$18,643	$41,703	$19,825	$14,732	$315,980	$1,236,107
Dividends
Unaffiliated issuers	252,828	662,196	435,256	913,153	—	—
Affiliated issuers[1]	346,876	528,329	186,777	1,909,504	—	—
Securities Lending, net[2]	6,597	21,741	14,501	14,716	—	122
Other income	17	30	—	142	—	11
Total Investment Income	624,961	1,253,999	656,359	2,852,247	315,980	1,236,240
Expenses:[3]
Advisory agreement fees	35,671	86,187	53,754	110,201	37,307	92,385
Administrative services agreement fees	44,589	107,733	67,192	110,202	18,654	52,948
Trustee fees	1,947	4,596	2,864	6,060	974	3,120
Shareholder service fees - Class A	43,823	104,266	64,607	135,438	—	—
Other expenses	394	946	705	1,365	204	665
Total Expenses	126,424	303,728	189,122	363,266	57,139	149,118
Net Investment Income (loss)	498,537	950,271	467,237	2,488,981	258,841	1,087,122
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	674,189	2,375,746	1,428,782	292,716	3,882	3,161
Affiliated issuers[1]	42,463	344,102	163,157	537,326	—	—
Capital gain distributions received from underlying funds
Unaffiliated issuers	—	—	—	—	—	—
Affiliated issuers	70,481	350,440	350,254	72,044	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	349,823	1,901,485	2,211,403	1,007,681	(61,685)	(581,714)
Affiliated Issuers[1]	(205,565)	(458,432)	(80,838)	1,671,267	—	—
Net Realized and Unrealized Gain (Loss) on Investments	931,391	4,513,341	4,072,758	3,581,034	(57,803)	(578,553)
Net Increase in Net Assets from Operations	$1,429,928	$5,463,612	$4,539,995	$6,070,015	$201,038	$508,569

1See Note 14 for information on affiliated issuers.

2See Note 11 for details on the Securities Lending Program.

3See Note 5 for information on expenses.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Operations for the Period Ended April 30, 2026 (unaudited) - concluded

	Core Bond Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Fund	Mid Cap Fund	Small Cap Fund
Investment Income:
Interest	$4,923,509	$493,752	$26,924	$203,720	$1,580,122	$153,011
Dividends
Unaffiliated issuers	—	1,609,422	1,321,704	2,129,877	10,134,219	633,814
Less: Foreign taxes withheld/reclaimed	—	—	—	(4,949)	(127,433)	—
Securities Lending, net[1]	2,440	—	—	6,957	15,607	628
Other income	880	27	86	102	177	91
Total Investment Income	4,926,829	2,103,201	1,348,714	2,335,707	11,602,692	787,544
Expenses:[2]
Advisory agreement fees	280,669	671,055	364,387	1,159,189	6,749,287	684,979
Administrative services agreement fees	84,453	89,195	98,311	256,052	1,094,237	147,388
Trustee fees	11,526	10,393	5,886	19,003	113,677	8,391
Shareholder service fees - Class A	32,654	34,994	61,886	124,426	93,400	3,905
Other expenses	2,434	2,003	1,169	4,323	21,948	1,716
Total Expenses	411,736	807,640	531,639	1,562,993	8,072,549	846,379
Net Investment Income (loss)	4,515,093	1,295,561	817,075	772,714	3,530,143	(58,835)
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	—	(4,886)	—	—	—	—
Options written	—	2,428,454	—	—	—	—
Unaffiliated issuers	17,896	1,890,002	12,271,441	47,576,333	(24,710,598)	10,048,731
Capital gain distributions received from underlying funds
Unaffiliated issuers	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options written	—	(3,300,761)	—	—	—	—
Unaffiliated issuers	(3,049,879)	13,739,806	(1,337,594)	(12,990,965)	8,755,790	(362,306)
Net Realized and Unrealized Gain (Loss) on Investments	(3,031,983)	14,752,615	10,933,847	34,585,368	(15,954,808)	9,686,425
Net Increase (Decrease) in Net Assets from Operations	$1,483,110	$16,048,176	$11,750,922	$35,358,082	$(12,424,665)	$9,627,590

1See Note 11 for details on the Securities Lending Program.

2See Note 5 for information on expenses.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025
Net Assets at beginning of period	$37,458,689	$43,095,706	$88,094,435	$92,341,391	$55,001,487	$54,212,672
Increase (decrease) in net assets from operations:
Net investment income	498,537	1,024,042	950,271	1,804,532	467,237	827,682
Net realized gain (loss)	787,133	942,908	3,070,288	3,107,290	1,942,193	2,222,033
Net change in unrealized appreciation (depreciation)	144,258	918,358	1,443,053	2,910,974	2,130,565	2,261,062
Net increase (decrease) in net assets from operations	1,429,928	2,885,308	5,463,612	7,822,796	4,539,995	5,310,777
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(530,436)	(928,554)	(5,057,561)	(3,061,418)	(3,180,153)	(2,123,078)
Class C1		(113,595)		(163,729)		(77,218)
Total distributions	(530,436)	(1,042,149)	(5,057,561)	(3,225,147)	(3,180,153)	(2,200,296)
Capital Stock transactions:
Class A Shares:
Shares sold	611,511	13,344,798	1,311,714	9,029,431	1,558,924	5,687,839
Issued to shareholders in reinvestment of distributions	529,156	926,707	5,052,570	3,058,612	3,166,203	2,120,931
Shares redeemed	(4,861,061)	(9,133,064)	(8,760,934)	(15,256,235)	(6,126,395)	(8,043,919)
Net increase (decrease) from capital stock transactions	(3,720,394)	5,138,441	(2,396,650)	(3,168,192)	(1,401,268)	(235,149)
Class C Shares:[1]
Shares sold		2,682		17,356		24,316
Issued to shareholders in reinvestment of distributions		113,595		163,729		77,218
Shares redeemed		(12,734,894)		(5,857,498)		(2,188,051)
Net decrease from capital stock transactions		(12,618,617)		(5,676,413)		(2,086,517)
Total decrease from capital stock transactions	(3,720,394)	(7,480,176)	(2,396,650)	(8,844,605)	(1,401,268)	(2,321,666)
Total increase (decrease) in net assets	(2,820,902)	(5,637,017)	(1,990,599)	(4,246,956)	(41,426)	788,815
Net Assets at end of period	$34,637,787	$37,458,689	$86,103,836	$88,094,435	$54,960,061	$55,001,487
Capital Share transactions:
Class A Shares:
Shares sold	59,189	1,358,899	113,833	814,877	125,135	492,632
Issued to shareholders in reinvestment of distributions	51,668	93,952	447,130	284,787	261,454	186,702
Shares redeemed	(469,552)	(922,758)	(757,389)	(1,372,884)	(493,989)	(684,130)
Net increase (decrease) from capital share transactions	(358,695)	530,093	(196,426)	(273,220)	(107,400)	(4,796)
Class C Shares:[1]
Shares sold		266		1,551		2,122
Issued to shareholders in reinvestment of distributions		11,580		15,345		7,052
Shares redeemed		(1,274,216)		(534,116)		(193,326)
Net decrease from capital share transactions		(1,262,370)		(517,220)		(184,152)

1As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Changes in Net Assets - continued

	Diversified Income Fund		Tax-Free National Fund		High Quality Bond Fund
	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025
Net Assets at beginning of period	$116,057,991	$137,625,353	$18,885,938	$17,478,684	$60,435,390	$61,517,774
Increase (decrease) in net assets from operations:
Net investment income	2,488,981	4,981,646	258,841	466,723	1,087,122	1,936,907
Net realized gain (loss)	902,086	1,253,182	3,882	(12,793)	3,161	(903,617)
Net change in unrealized appreciation (depreciation)	2,678,948	(125,545)	(61,685)	216,998	(581,714)	2,008,985
Net increase (decrease) in net assets from operations	6,070,015	6,109,283	201,038	670,928	508,569	3,042,275
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(2,640,000)	(6,407,264)
Class C1		(412,124)
Class Y			(258,652)	(466,234)	(853,108)	(1,499,082)
Class I					(218,276)	(415,132)
Total distributions	(2,640,000)	(6,819,388)	(258,652)	(466,234)	(1,071,384)	(1,914,214)
Capital Stock transactions:
Class A Shares:
Shares sold	1,037,548	22,757,487
Issued to shareholders in reinvestment of distributions	2,607,375	6,349,124
Shares redeemed	(16,959,003)	(28,748,107)
Net increase (decrease) from capital stock transactions	(13,314,080)	358,504
Class C Shares:[1]
Shares sold		3,640
Issued to shareholders in reinvestment of distributions		412,124
Shares redeemed		(21,631,525)
Net decrease from capital stock transactions		(21,215,761)
Class Y Shares:
Shares sold			21,084	2,317,236	5,000,095	13,297,394
Issued to shareholders in reinvestment of distributions			229,181	413,171	788,281	1,384,726
Shares redeemed			(686,048)	(1,527,847)	(2,950,331)	(14,524,982)
Net increase (decrease) from capital stock transactions			(435,783)	1,202,560	2,838,045	157,138
Class I Shares:
Shares sold					319,948	468,069
Issued to shareholders in reinvestment of distributions					218,276	414,982
Shares redeemed					(398,621)	(3,250,634)
Net increase (decrease) from capital stock transactions					139,603	(2,367,583)
Total increase (decrease) from capital stock transactions	(13,314,080)	(20,857,257)	(435,783)	1,202,560	2,977,648	(2,210,445)
Total increase (decrease) in net assets	(9,884,065)	(21,567,362)	(493,397)	1,407,254	2,414,833	(1,082,384)
Net Assets at end of period	$106,173,926	$116,057,991	$18,392,541	$18,885,938	$62,850,223	$60,435,390
Capital Share transactions:
Class A Shares:
Shares sold	79,326	1,774,187
Issued to shareholders in reinvestment of distributions	199,540	495,693
Shares redeemed	(1,290,479)	(2,229,458)
Net increase (decrease) from capital share transactions	(1,011,613)	40,422
Class C Shares:[1]
Shares sold		274
Issued to shareholders in reinvestment of distributions		31,843
Shares redeemed		(1,665,359)
Net decrease from capital share transactions		(1,633,242)
Class Y Shares:
Shares sold			2,087	231,260	470,462	1,265,099
Issued to shareholders in reinvestment of distributions			22,649	41,461	74,684	132,120
Shares redeemed			(67,783)	(153,481)	(278,172)	(1,391,006)
Net increase (decrease) from capital share transactions			(43,047)	119,240	266,974	6,213

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Changes in Net Assets - continued

	Diversified Income Fund		Tax-Free National Fund		High Quality Bond Fund
	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025
Class I Shares:
Shares sold					29,862	44,214
Issued to shareholders in reinvestment of distributions					20,522	39,341
Shares redeemed					(37,286)	(308,779)
Net increase (decrease) from capital share transactions					13,098	(225,224)

1As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Changes in Net Assets - continued

	Core Bond Fund		Covered Call & Equity Income Fund		Dividend Income Fund
	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025
Net Assets at beginning of period	$222,002,324	$196,092,853	$197,126,212	$251,965,586	$111,605,419	$148,930,034
Increase (decrease) in net assets from operations:
Net investment income	4,515,093	7,957,512	1,295,561	3,911,355	817,075	2,159,689
Net realized gain (loss)	17,896	(844,637)	4,313,570	13,080,974	12,271,441	10,985,022
Net change in unrealized appreciation (depreciation)	(3,049,879)	5,491,450	10,439,045	(13,660,157)	(1,337,594)	(9,227,236)
Net increase (decrease) in net assets from operations	1,483,110	12,604,325	16,048,176	3,332,172	11,750,922	3,917,475
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(462,396)	(957,672)	(1,569,503)	(2,148,833)	(5,176,244)	(6,226,050)
Class C1				(559,459)
Class Y	(74,370)	(158,841)	(790,291)	(1,753,582)	(5,086,685)	(7,782,622)
Class I	(1,682,028)	(2,652,132)	(6,768,720)	(12,284,810)	(782,627)	(2,567,813)
Class R6	(2,151,398)	(4,005,073)	(58,489)	(72,646)	(204,706)	(310,959)
Total distributions	(4,370,192)	(7,773,718)	(9,187,003)	(16,819,330)	(11,250,262)	(16,887,444)
Capital Stock transactions:
Class A Shares:
Shares sold	596,871	1,601,833	3,256,499	15,589,220	684,121	1,936,500
Issued to shareholders in reinvestment of distributions	454,618	942,886	1,527,010	2,086,545	5,139,673	6,197,388
Shares redeemed	(3,070,314)	(4,474,752)	(6,370,658)	(9,003,461)	(5,600,990)	(6,224,432)
Net increase (decrease) from capital stock transactions	(2,018,825)	(1,930,033)	(1,587,149)	8,672,304	222,804	1,909,456
Class C Shares:[1]
Shares sold				115,500
Issued to shareholders in reinvestment of distributions				554,638
Shares redeemed				(16,257,209)
Net decrease from capital stock transactions				(15,587,071)
Class Y Shares:
Shares sold	178,304	430,079	5,605,733	2,645,683	1,716,102	5,169,443
Issued to shareholders in reinvestment of distributions	69,225	148,708	723,625	1,650,085	4,923,927	7,564,809
Shares redeemed	(297,504)	(2,006,774)	(4,506,632)	(25,131,455)	(22,561,920)	(27,033,126)
Net increase (decrease) from capital stock transactions	(49,975)	(1,427,987)	1,822,726	(20,835,687)	(15,921,891)	(14,298,874)
Class I Shares:
Shares sold	19,323,388	38,216,835	12,831,441	56,364,268	312,451	2,848,177
Issued to shareholders in reinvestment of distributions	1,682,028	2,652,028	6,768,720	12,284,810	781,779	2,567,813
Shares redeemed	(15,463,707)	(17,578,821)	(82,671,022)	(82,601,929)	(5,352,523)	(16,984,644)
Net increase (decrease) from capital stock transactions	5,541,709	23,290,042	(63,070,861)	(13,952,851)	(4,258,293)	(11,568,654)
Class R6 Shares:
Shares sold	4,385,103	6,428,700	242,969	949,991		2,979,369
Issued to shareholders in reinvestment of distributions	35,475	82,446	58,489	72,646	204,706	310,959
Shares redeemed	(1,273,809)	(5,364,304)	(198,851)	(671,548)	(120,889)	(3,686,902)
Net increase (decrease) from capital stock transactions	3,146,769	1,146,842	102,607	351,089	83,817	(396,574)
Total increase (decrease) from capital stock transactions	6,619,678	21,078,864	(62,732,677)	(41,352,216)	(19,873,563)	(24,354,646)
Total increase (decrease) in net assets	3,732,596	25,909,471	(55,871,504)	(54,839,374)	(19,372,903)	(37,324,615)
Net Assets at end of period	$225,734,920	$222,002,324	$141,254,708	$197,126,212	$92,232,516	$111,605,419
Capital Share transactions:
Class A Shares:
Shares sold	64,863	177,559	362,241	1,770,642	26,258	72,989
Issued to shareholders in reinvestment of distributions	49,365	103,961	174,550	237,790	208,923	241,446
Shares redeemed	(332,810)	(494,458)	(714,262)	(1,024,923)	(215,021)	(234,691)
Net increase (decrease) from capital share transactions	(218,582)	(212,938)	(177,471)	983,509	20,160	79,744
Class C Shares:[1]
Shares sold				13,964
Issued to shareholders in reinvestment of distributions				71,659

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Changes in Net Assets - continued

	Core Bond Fund		Covered Call & Equity Income Fund		Dividend Income Fund
	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025
Shares redeemed				(2,110,306)
Net decrease from capital share transactions				(2,024,683)
Class Y Shares:
Shares sold	19,407	47,602	586,381	281,875	65,546	195,448
Issued to shareholders in reinvestment of distributions	7,564	16,513	77,813	177,286	200,147	294,649
Shares redeemed	(32,417)	(223,865)	(477,043)	(2,650,561)	(853,687)	(1,019,973)
Net increase (decrease) from capital share transactions	(5,446)	(159,750)	187,151	(2,191,400)	(587,994)	(529,876)
Class I Shares:
Shares sold	2,113,006	4,260,181	1,352,180	6,098,928	11,951	103,024
Issued to shareholders in reinvestment of distributions	184,677	295,295	729,204	1,320,312	31,783	100,129
Shares redeemed	(1,686,220)	(1,963,954)	(8,792,439)	(8,810,015)	(201,182)	(633,439)
Net increase (decrease) from capital share transactions	611,463	2,591,522	(6,711,055)	(1,390,775)	(157,448)	(430,286)
Class R6 Shares:
Shares sold	477,662	715,923	24,524	95,308		100,365
Issued to shareholders in reinvestment of distributions	3,898	9,207	6,120	7,631	8,314	12,108
Shares redeemed	(140,542)	(597,629)	(20,539)	(66,798)	(4,597)	(125,995)
Net increase (decrease) from capital share transactions	341,018	127,501	10,105	36,141	3,717	(13,522)

1As of the close of business on February 14, 2025, outstanding Class C shares of the Madison Funds converted into Class A shares of each respective fund, and Class C shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Changes in Net Assets - continued

	Large Cap Fund		Mid Cap Fund		Small Cap Fund
	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025
Net Assets at beginning of period	$356,094,484	$418,113,988	$2,143,664,317	$1,885,497,410	$159,190,669	$188,004,390
Increase (decrease) in net assets from operations:
Net investment income	772,714	2,988,067	3,530,143	18,927,832	(58,835)	270,845
Net realized gain (loss)	47,576,333	22,442,567	(24,710,598)	60,262,974	10,048,731	16,204,343
Net change in unrealized appreciation (depreciation)	(12,990,965)	(20,851,265)	8,755,790	(40,136,076)	(362,306)	(22,864,727)
Net increase (decrease) in net assets from operations	35,358,082	4,579,369	(12,424,665)	39,054,730	9,627,590	(6,389,539)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(6,806,760)	(6,186,434)	(2,545,911)	(4,818,773)	(290,340)	(369,451)
Class Y	(7,923,176)	(7,698,895)	(12,747,649)	(27,551,588)	(12,680,058)	(15,176,024)
Class I	(5,376,912)	(6,440,794)	(42,442,139)	(57,207,979)	(1,097,911)	(1,345,844)
Class R6	(2,986,526)	(4,017,316)	(11,143,880)	(19,807,116)	(60,156)	(45,902)
Total distributions	(23,093,374)	(24,343,439)	(68,879,579)	(109,385,456)	(14,128,465)	(16,937,221)
Capital Stock transactions:
Class A Shares:
Shares sold	1,684,251	5,544,685	2,823,995	7,376,586	96,372	498,075
Issued to shareholders in reinvestment of distributions	6,743,987	6,148,831	2,537,992	4,803,988	288,715	368,001
Shares redeemed	(13,160,192)	(16,465,596)	(11,795,657)	(17,079,511)	(502,646)	(1,086,221)
Net decrease from capital stock transactions	(4,731,954)	(4,772,080)	(6,433,670)	(4,898,937)	(117,559)	(220,145)
Class Y Shares:
Shares sold	4,814,450	18,659,273	32,601,183	147,487,876	2,325,464	5,534,076
Issued to shareholders in reinvestment of distributions	7,166,357	7,028,872	12,579,525	27,187,188	12,388,565	14,808,585
Shares redeemed	(14,197,503)	(35,495,503)	(69,382,638)	(240,487,356)	(14,099,262)	(25,314,022)
Net increase (decrease) from capital stock transactions	(2,216,696)	(9,807,358)	(24,201,930)	(65,812,292)	614,767	(4,971,361)
Class I Shares:
Shares sold	4,319,841	27,065,974	155,860,571	693,112,749	603,643	2,442,743
Issued to shareholders in reinvestment of distributions	5,376,912	6,440,794	42,385,435	57,137,375	1,097,911	1,345,844
Shares redeemed	(40,114,519)	(42,723,286)	(295,792,277)	(404,581,564)	(2,417,569)	(4,323,094)
Net increase (decrease) from capital stock transactions	(30,417,766)	(9,216,518)	(97,546,271)	345,668,560	(716,015)	(534,507)
Class R6 Shares:
Shares sold	762,708	10,331,600	31,010,508	178,656,282	68,691	779,708
Issued to shareholders in reinvestment of distributions	2,986,526	3,814,534	5,332,276	9,737,256	60,156	45,902
Shares redeemed	(7,587,803)	(32,605,612)	(184,599,386)	(134,853,236)	(256)	(586,558)
Net increase (decrease) from capital stock transactions	(3,838,569)	(18,459,478)	(148,256,602)	53,540,302	128,591	239,052
Total increase (decrease) from capital stock transactions	(41,204,985)	(42,255,434)	(276,438,473)	328,497,633	(90,216)	(5,486,961)
Total increase (decrease) in net assets	(28,940,277)	(62,019,504)	(357,742,717)	258,166,907	(4,591,091)	(28,813,721)
Net Assets at end of period	$327,154,207	$356,094,484	$1,785,921,600	$2,143,664,317	$154,599,578	$159,190,669
Capital Share transactions:
Class A Shares:
Shares sold	57,756	187,844	187,818	482,734	9,611	45,869
Issued to shareholders in reinvestment of distributions	238,472	209,572	170,221	316,677	30,455	32,975
Shares redeemed	(457,047)	(558,495)	(788,623)	(1,125,813)	(50,245)	(99,412)
Net decrease from capital share transactions	(160,819)	(161,079)	(430,584)	(326,402)	(10,179)	(20,568)
Class Y Shares:
Shares sold	166,604	629,295	2,009,108	8,875,012	231,278	497,379
Issued to shareholders in reinvestment of distributions	252,960	239,159	772,224	1,646,710	1,273,234	1,297,860
Shares redeemed	(490,810)	(1,202,720)	(4,248,765)	(14,607,610)	(1,393,257)	(2,326,933)
Net increase (decrease) from capital share transactions	(71,246)	(334,266)	(1,467,433)	(4,085,888)	111,255	(531,694)
Class I Shares:
Shares sold	151,363	922,636	9,512,468	41,962,602	58,797	226,718
Issued to shareholders in reinvestment of distributions	191,077	220,500	2,597,147	3,454,497	112,491	117,747
Shares redeemed	(1,408,508)	(1,466,970)	(18,069,020)	(24,646,454)	(237,295)	(394,985)
Net increase (decrease) from capital share transactions	(1,066,068)	(323,834)	(5,959,405)	20,770,645	(66,007)	(50,520)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Statements of Changes in Net Assets - concluded

	Large Cap Fund		Mid Cap Fund		Small Cap Fund
	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025	(unaudited) Six-Months Ended 4/30/26	Year Ended October 31, 2025
Class R6 Shares:
Shares sold	26,375	330,168	1,834,240	10,288,654	6,778	62,318
Issued to shareholders in reinvestment of distributions	104,790	129,044	317,020	571,771	6,138	4,005
Shares redeemed	(262,874)	(1,097,762)	(10,858,759)	(7,956,682)	(25)	(45,319)
Net increase (decrease) from capital share transactions	(131,709)	(638,550)	(8,707,499)	2,903,743	12,891	21,004

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding

	Conservative Allocation Fund
	Class A
	(unaudited)
	Six-Months		Year Ended October 31,
	Ended
	4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$10.23		$9.76	$8.78	$8.85	$11.12	$11.15
Income from Investment Operations:
Net investment income	0.14	[1]	0.26 [1]	0.26 [1]	0.21	0.20	0.10
Net realized and unrealized gain (loss) on investments	0.27		0.47	0.97	(0.08)	(1.77)	0.63
Total from investment operations	0.41		0.73	1.23	0.13	(1.57)	0.73
Less Distributions From:
Net investment income	(0.15)		(0.26)	(0.25)	(0.20)	(0.19)	(0.18)
Capital gains	–		–	–	–	(0.51)	(0.58)
Total distributions	(0.15)		(0.26)	(0.25)	(0.20)	(0.70)	(0.76)
Net increase (decrease) in net asset value	0.26		0.47	0.98	(0.07)	(2.27)	(0.03)
Net Asset Value at end of period	$10.49		$10.23	$9.76	$8.78	$8.85	$11.12
Total Return (%)[2]	4.07	[3]	7.64	14.12	1.36	(15.00)	6.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$34,638		$37,459	$30,555	$30,510	$35,084	$45,932
Ratios of expenses to average net assets (%)	0.71	[4]	0.71	0.70	0.71	0.71	0.71
Ratio of net investment income to average net assets (%)	2.80	[4]	2.60	2.73	2.24	1.97	0.86
Portfolio turnover (%)[5]	13	[3]	30	51	53	84	63

[1]Per share amounts have been calculated using the average shares method.
[2]Total return without applicable sales charge.
[3]Not annualized.
[4]Annualized.
[5]Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Moderate Allocation Fund
	Class A
	(unaudited)
	Six-Months		Year Ended October 31,
	Ended
	4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$11.75		$11.15	$9.70	$9.59	$12.22	$11.85
Income from Investment Operations:
Net investment income	0.13	[1]	0.22 [1]	0.25 [1]	0.20	0.28	0.09
Net realized and unrealized gain (loss) on investments	0.61		0.78	1.42	0.04	(1.94)	1.35
Total from investment operations	0.74		1.00	1.67	0.24	(1.66)	1.44
Less Distributions From:
Net investment income	(0.25)		(0.26)	(0.22)	(0.13)	(0.29)	(0.13)
Capital gains	(0.44)		(0.14)	–	–	(0.68)	(0.94)
Total distributions	(0.69)		(0.40)	(0.22)	(0.13)	(0.97)	(1.07)
Net increase (decrease) in net asset value	0.05		0.60	1.45	0.11	(2.63)	0.37
Net Asset Value at end of period	$11.80		$11.75	$11.15	$9.70	$9.59	$12.22
Total Return (%)[2]	6.54	[3]	9.28	17.42	2.55	(14.88)	12.66
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$86,104		$88,094	$86,640	$85,230	$92,669	$119,035
Ratios of expenses to average net assets (%)	0.70	[4]	0.71	0.70	0.70	0.71	0.71
Ratio of net investment income to average net assets (%)	2.21	[4]	2.02	2.29	1.97	2.54	0.70
Portfolio turnover (%)[5]	17	[3]	38	51	67	95	71

[1]Per share amounts have been calculated using the average shares method.
[2]Total return without applicable sales charge.
[3]Not annualized.
[4]Annualized.
[5]Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Aggressive Allocation Fund
	Class A
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$12.53		$11.86	$10.06	$9.83	$12.75	$11.81
Income from Investment Operations:
Net investment income	0.11	[1]	0.19 [1]	0.22 [1]	0.18	0.33	0.08
Net realized and unrealized gain (loss) on investments	0.94		0.97	1.79	0.17	(2.07)	1.89
Total from investment operations	1.05		1.16	2.01	0.35	(1.74)	1.97
Less Distributions From:
Net investment income	(0.20)		(0.23)	(0.21)	(0.12)	(0.34)	(0.09)
Capital gains	(0.54)		(0.26)	–	–	(0.84)	(0.94)
Total distributions	(0.74)		(0.49)	(0.21)	(0.12)	(1.18)	(1.03)
Net increase (decrease) in net asset value	0.31		0.67	1.80	0.23	(2.92)	0.94
Net Asset Value at end of period	$12.84		$12.53	$11.86	$10.06	$9.83	$12.75
Total Return (%)[2]	8.75	[3]	10.20	20.11	3.62	(15.22)	17.33
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$54,960		$55,001	$52,116	$48,888	$48,969	$60,837
Ratios of expenses to average net assets (%)	0.70	[4]	0.71	0.70	0.70	0.71	0.71
Ratio of net investment income to average net assets (%)	1.74	[4]	1.55	1.97	1.74	2.89	0.62
Portfolio turnover (%)[5]	13	[3]	45	55	71	99	84

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Diversified Income Fund
	Class A
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$12.89		$12.96	$13.70	$15.06	$18.42	$15.52
Income from Investment Operations:
Net investment income	0.30	[1]	0.53 [1]	0.76 [1]	0.31	0.27	0.23
Net realized and unrealized gain (loss) on investments	0.40		0.08	0.97	(0.47)	(1.54)	3.11
Total from investment operations	0.70		0.61	1.73	(0.16)	(1.27)	3.34
Less Distributions From:
Net investment income	(0.25)		(0.57)	(0.80)	(0.31)	(0.28)	(0.24)
Capital gains	(0.06)		(0.11)	(1.67)	(0.89)	(1.81)	(0.20)
Total distributions	(0.31)		(0.68)	(2.47)	(1.20)	(2.09)	(0.44)
Net increase (decrease) in net asset value	0.39		(0.07)	(0.74)	(1.36)	(3.36)	2.90
Net Asset Value at end of period	$13.28		$12.89	$12.96	$13.70	$15.06	$18.42
Total Return (%)[2]	5.52	[3]	4.89	13.50	(1.35)	(7.92)	21.74
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$106,174		$116,058	$116,187	$119,989	$136,578	$158,336
Ratios of expenses to average net assets (%)	0.66	[4]	0.66	0.66	1.00	1.11	1.11
Ratio of net investment income to average net assets (%)	4.52	[4]	4.05	5.85	2.14	1.61	1.27
Portfolio turnover (%)[5]	11	[3]	24	8	118	32	34

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Tax-Free National Fund
	Class Y
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$10.11		$9.99	$9.57	$9.73	$10.98	$11.08
Income from Investment Operations:
Net investment income	0.14	[1]	0.25 [1]	0.22 [1]	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.03)		0.12	0.42	(0.09)	(1.15)	(0.10)
Total from investment operations	0.11		0.37	0.64	0.11	(0.97)	0.08
Less Distributions From:
Net investment income	(0.14)		(0.25)	(0.22)	(0.20)	(0.18)	(0.18)
Capital gains	–		–	–	(0.07)	(0.10)	–
Total distributions	(0.14)		(0.25)	(0.22)	(0.27)	(0.28)	(0.18)
Net increase (decrease) in net asset value	(0.03)		0.12	0.42	(0.16)	(1.25)	(0.10)
Net Asset Value at end of period	$10.08		$10.11	$9.99	$9.57	$9.73	$10.98
Total Return (%)[2]	1.09	[3]	3.75	6.66	1.06	(8.98)	0.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$18,393		$18,886	$17,479	$17,114	$17,621	$22,331
Ratios of expenses to average net assets (%)	0.61	[4]	0.74	0.76	0.76	0.76	0.76
Ratio of net investment income to average net assets (%)	2.78	[4]	2.50	2.15	2.02	1.74	1.65
Portfolio turnover (%)[5]	7	[3]	9	13	16	10	18

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	High Quality Bond Fund
	Class Y
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$10.62		$10.41	$9.99	$9.99	$11.15	$11.42
Income from Investment Operations:
Net investment income	0.18	[1]	0.35 [1]	0.29 [1]	0.20	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.09)		0.21	0.42	(0.01)	(1.11)	(0.24)
Total from investment operations	0.09		0.56	0.71	0.19	(0.98)	(0.14)
Less Distributions From:
Net investment income	(0.18)		(0.35)	(0.29)	(0.19)	(0.12)	(0.10)
Capital gains	–		–	–	–	(0.06)	(0.03)
Total distributions	(0.18)		(0.35)	(0.29)	(0.19)	(0.18)	(0.13)
Net increase (decrease) in net asset value	(0.09)		0.21	0.42	–	(1.16)	(0.27)
Net Asset Value at end of period	$10.53		$10.62	$10.41	$9.99	$9.99	$11.15
Total Return (%)[2]	0.87	[3]	5.42	7.20	1.92	(8.88)	(1.21)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$50,463		$48,079	$47,051	$42,307	$61,707	$115,682
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.50	[4]	0.50	0.50	0.50	0.50	0.50
After waiver of expenses by Adviser (%)	0.50	[4]	0.50	0.50	0.50	0.46	0.40
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	3.51	[4]	3.34	2.84	1.91	1.04	0.76
After reimbursement of expenses by Advisor (%)	3.51	[4]	3.34	2.84	1.91	1.07	0.86
Portfolio turnover (%)[5]	13	[3]	26	33	45	23	13

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	High Quality Bond Fund
	Class I
	(unaudited) Six-Months		Year Ended October 31,			Period Ended
	Ended 4/30/26		2025	2024	2023	October 31, 2022[1]
Net Asset Value at beginning of period	$10.70		$10.48	$10.05	$10.05	$10.84
Income from Investment Operations:
Net investment income	0.19	[2]	0.37 [2]	0.31 [2]	0.22	0.09
Net realized and unrealized gain (loss) on investments	(0.10)		0.21	0.42	(0.02)	(0.79)
Total from investment operations	0.09		0.58	0.73	0.20	(0.70)
Less Distributions From:
Net investment income	(0.19)		(0.36)	(0.30)	(0.20)	(0.09)
Total distributions	(0.19)		(0.36)	(0.30)	(0.20)	(0.09)
Net increase (decrease) in net asset value	(0.10)		0.22	0.43	–	(0.79)
Net Asset Value at end of period	$10.60		$10.70	$10.48	$10.05	$10.05
Total Return (%)[3]	0.82	[4]	5.58	7.35	2.00	(6.44) [4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,387		$12,356	$14,466	$11,248	$15,078
Ratios of expenses to average net assets (%)	0.41	[5]	0.41	0.41	0.41	0.41 [5]
Ratio of net investment income to average net assets (%)	3.60	[5]	3.43	2.94	2.00	1.32 [5]
Portfolio turnover (%)[6]	13	[4]	26	33	45	23 [4]

1Class I shares commenced investment operations on February 28, 2022

2Per share amounts have been calculated using the average shares method.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Core Bond Fund
	Class A
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$9.23		$9.02	$8.43	$8.65	$10.45	$10.78
Income from Investment Operations:
Net investment income	0.17	[1]	0.33 [1]	0.30 [1]	0.24	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.13)		0.19	0.58	(0.23)	(1.75)	(0.12)
Total from investment operations	0.04		0.52	0.88	0.01	(1.59)	0.02
Less Distributions From:
Net investment income	(0.16)		(0.31)	(0.29)	(0.23)	(0.15)	(0.14)
Capital gains	–		–	–	–	(0.06)	(0.21)
Total distributions	(0.16)		(0.31)	(0.29)	(0.23)	(0.21)	(0.35)
Net increase (decrease) in net asset value	(0.12)		0.21	0.59	(0.22)	(1.80)	(0.33)
Net Asset Value at end of period	$9.11		$9.23	$9.02	$8.43	$8.65	$10.45
Total Return (%)[2]	0.43	[3]	5.86	10.48	0.07	(15.47)	0.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,378		$27,715	$29,007	$29,453	$32,990	$43,577
Ratios of expenses to average net assets (%)	0.71	[4]	0.83	0.85	0.85	0.85	0.87
Ratio of net investment income to average net assets (%)	3.68	[4]	3.54	3.33	2.65	1.57	1.31
Portfolio turnover (%)[5]	6	[3]	10	23	30	21	30

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Core Bond Fund
	Class Y
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$9.17		$8.96	$8.38	$8.60	$10.39	$10.71
Income from Investment Operations:
Net investment income	0.18	[1]	0.34 [1]	0.32 [1]	0.25	0.13	(0.02)
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	0.57	(0.21)	(1.69)	0.10
Total from investment operations	0.06		0.54	0.89	0.04	(1.56)	0.08
Less Distributions From:
Net investment income	(0.17)		(0.33)	(0.31)	(0.26)	(0.17)	(0.19)
Capital gains	–		–	–	–	(0.06)	(0.21)
Total distributions	(0.17)		(0.33)	(0.31)	(0.26)	(0.23)	(0.40)
Net increase (decrease) in net asset value	(0.11)		0.21	0.58	(0.22)	(1.79)	(0.32)
Net Asset Value at end of period	$9.06		$9.17	$8.96	$8.38	$8.60	$10.39
Total Return (%)[2]	0.67	[3]	6.16	10.70	0.32	(15.25)	0.73
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,880		$3,979	$5,320	$6,482	$6,954	$10,783
Ratios of expenses to average net assets (%)	0.46	[4]	0.58	0.60	0.60	0.60	0.65
Ratio of net investment income to average net assets (%)	3.93	[4]	3.79	3.57	2.90	1.80	1.65
Portfolio turnover (%)[5]	6	[3]	10	23	30	21	30

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Core Bond Fund
	Class I
	(unaudited) Six-Months		Year Ended October 31,				Period Ended
	Ended 4/30/26		2025	2024	2023	2022	October 31, 2021[1]
Net Asset Value at beginning of period	$9.13		$8.92	$8.34	$8.56	$10.36	$10.39
Income from Investment Operations:
Net investment income	0.18	[2]	0.35 [2]	0.33 [2]	0.27	0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	0.57	(0.22)	(1.72)	(0.02)
Total from investment operations	0.06		0.55	0.90	0.05	(1.55)	0.09
Less Distributions From:
Net investment income	(0.18)		(0.34)	(0.32)	(0.27)	(0.19)	(0.12)
Capital gains	–		–	–	–	(0.06)	–
Total distributions	(0.18)		(0.34)	(0.32)	(0.27)	(0.25)	(0.12)
Net increase (decrease) in net asset value	(0.12)		0.21	0.58	(0.22)	(1.80)	(0.03)
Net Asset Value at end of period	$9.01		$9.13	$8.92	$8.34	$8.56	$10.36
Total Return (%)[3]	0.61	[4]	6.30	10.86	0.42	(15.20)	0.88	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$88,596		$84,153	$59,134	$52,699	$45,963	$133,692
Ratios of expenses to average net assets (%)	0.36	[5]	0.47	0.50	0.50	0.50	0.50	[5]
Ratio of net investment income to average net assets (%)	4.03	[5]	3.89	3.68	3.01	1.77	1.57	[5]
Portfolio turnover (%)[6]	6	[4]	10	23	30	21	30	[4]

1Class I shares commenced investment operations on February 26, 2021

2Per share amounts have been calculated using the average shares method.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Core Bond Fund
	Class R6
	(unaudited) Six-Months		Year Ended October 31,			Period Ended
	Ended 4/30/26		2025	2024	2023	October 31, 2022[1]
Net Asset Value at beginning of period	$9.12		$8.92	$8.34	$8.56	$9.90
Income from Investment Operations:
Net investment income	0.19	[2]	0.35 [2]	0.33 [2]	0.27	0.13
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	0.58	(0.22)	(1.33)
Total from investment operations	0.07		0.55	0.91	0.05	(1.20)
Less Distributions From:
Net investment income	(0.18)		(0.35)	(0.33)	(0.27)	(0.14)
Total distributions	(0.18)		(0.35)	(0.33)	(0.27)	(0.14)
Net increase (decrease) in net asset value	(0.11)		0.20	0.58	(0.22)	(1.34)
Net Asset Value at end of period	$9.01		$9.12	$8.92	$8.34	$8.56
Total Return (%)[3]	0.76	[4]	6.27	10.95	0.50	(12.22)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$107,881		$106,155	$102,632	$92,952	$93,641
Ratios of expenses to average net assets (%)	0.28	[5]	0.40	0.42	0.42	0.42 [5]
Ratio of net investment income to average net assets (%)	4.11	[5]	3.97	3.75	3.09	2.20 [5]
Portfolio turnover (%)[6]	6	[4]	10	23	30	21 [4]

1Class R6 shares commenced investment operations on February 28, 2022

2Per share amounts have been calculated using the average shares method.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Covered Call & Equity Income Fund
	Class A
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$8.81		$9.41	$9.18	$9.19	$9.60	$7.80
Income from Investment Operations:
Net investment income	0.06	[1]	0.14 [1]	0.17 [1]	0.32	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.84		(0.01)	0.81	0.33	0.17	2.37
Total from investment operations	0.90		0.13	0.98	0.65	0.22	2.39
Less Distributions From:
Net investment income	(0.50)		(0.73)	(0.75)	(0.66)	(0.43)	(0.43)
Capital gains	–		–	–	–	(0.20)	(0.16)
Total distributions	(0.50)		(0.73)	(0.75)	(0.66)	(0.63)	(0.59)
Net increase (decrease) in net asset value	0.40		(0.60)	0.23	(0.01)	(0.41)	1.80
Net Asset Value at end of period	$9.21		$8.81	$9.41	$9.18	$9.19	$9.60
Total Return (%)[2]	10.56	[3]	1.62	11.01	7.18	2.50	31.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,939		$29,242	$21,991	$20,690	$14,044	$14,811
Ratios of expenses to average net assets (%)	1.27	[4]	1.26	1.26	1.26	1.26	1.26
Ratio of net investment income to average net assets (%)	1.43	[4]	1.55	1.81	1.50	0.57	0.09
Portfolio turnover (%)[5]	34	[3]	78	144	102	99	162

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Covered Call & Equity Income Fund
	Class Y
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$9.33		$9.91	$9.61	$9.57	$9.95	$8.05
Income from Investment Operations:
Net investment income	0.08	[1]	0.18 [1]	0.21 [1]	0.17	(0.21)	0.04
Net realized and unrealized gain (loss) on investments	0.89		(0.03)	0.85	0.54	0.46	2.45
Total from investment operations	0.97		0.15	1.06	0.71	0.25	2.49
Less Distributions From:
Net investment income	(0.50)		(0.73)	(0.76)	(0.67)	(0.43)	(0.43)
Capital gains	–		–	–	–	(0.20)	(0.16)
Total distributions	(0.50)		(0.73)	(0.76)	(0.67)	(0.63)	(0.59)
Net increase (decrease) in net asset value	0.47		(0.58)	0.30	0.04	(0.38)	1.90
Net Asset Value at end of period	$9.80		$9.33	$9.91	$9.61	$9.57	$9.95
Total Return (%)[2]	10.79	[3]	1.80	11.32	7.49	2.78	31.54
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,728		$15,145	$37,801	$57,277	$36,964	$66,982
Ratios of expenses to average net assets (%)	1.02	[4]	1.01	1.01	1.01	1.01	1.01
Ratio of net investment income to average net assets (%)	1.66	[4]	1.92	2.14	1.75	0.84	0.34
Portfolio turnover (%)[5]	34	[3]	78	144	102	99	162

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Covered Call & Equity Income Fund
	Class I
	(unaudited) Six-Months		Year Ended October 31,			Period Ended
	Ended					October 31,
	4/30/26		2025	2024	2023	2022[1]
Net Asset Value at beginning of period	$9.34		$9.92	$9.62	$9.57	$9.79
Income from Investment Operations:
Net investment income	0.08	[2]	0.18 [2]	0.21 [2]	0.29	0.38
Net realized and unrealized gain (loss) on investments	0.90		(0.02)	0.85	0.43	(0.18)
Total from investment operations	0.98		0.16	1.06	0.72	0.20
Less Distributions From:
Net investment income	(0.51)		(0.74)	(0.76)	(0.67)	(0.42)
Total distributions	(0.51)		(0.74)	(0.76)	(0.67)	(0.42)
Net increase (decrease) in net asset value	0.47		(0.58)	0.30	0.05	(0.22)
Net Asset Value at end of period	$9.81		$9.34	$9.92	$9.62	$9.57
Total Return (%)[3]	10.79	[4]	1.81	11.33	7.61	2.22	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$93,269		$151,581	$174,678	$150,951	$75,060
Ratios of expenses to average net assets (%)	0.97	[5]	0.96	0.96	0.96	0.96	[5]
Ratio of net investment income to average net assets (%)	1.69	[5]	1.89	2.09	1.80	1.06	[5]
Portfolio turnover (%)[6]	34	[4]	78	144	102	99	[4]

[1]Class I shares commenced investment operations on February 28, 2022
[2]Per share amounts have been calculated using the average shares method.
[3]Total return without applicable sales charge.
[4]Not annualized.
[5]Annualized.
[6]Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Covered Call & Equity Income Fund
	Class R6
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$9.57		$10.14	$9.81	$9.74	$10.12	$8.17
Income from Investment Operations:
Net investment income	0.09	[1]	0.19 [1]	0.22 [1]	0.03	0.04	0.17
Net realized and unrealized gain (loss) on investments	0.91		(0.02)	0.87	0.71	0.23	2.37
Total from investment operations	1.00		0.17	1.09	0.74	0.27	2.54
Less Distributions From:
Net investment income	(0.51)		(0.74)	(0.76)	(0.67)	(0.45)	(0.43)
Capital gains	–		–	–	–	(0.20)	(0.16)
Total distributions	(0.51)		(0.74)	(0.76)	(0.67)	(0.65)	(0.59)
Net increase (decrease) in net asset value	0.49		(0.57)	0.33	0.07	(0.38)	1.95
Net Asset Value at end of period	$10.06		$9.57	$10.14	$9.81	$9.74	$10.12
Total Return (%)[2]	10.76	[3]	1.90	11.44	7.71	2.89	31.69
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,319		$1,158	$860	$1,178	$765	$544
Ratios of expenses to average net assets (%)	0.89	[4]	0.88	0.88	0.88	0.88	0.88
Ratio of net investment income to average net assets (%)	1.78	[4]	1.90	2.23	1.85	0.95	0.60
Portfolio turnover (%)[5]	34	[3]	78	144	102	99	162

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Dividend Income Fund
	Class A
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$26.43	$29.11	$25.34	$29.27	$34.13	$26.10
Income from Investment Operations:
Net investment income	0.19 [1]	0.41 [1]	0.50 [1]	0.56	0.52	0.39
Net realized and unrealized gain (loss) on investments	2.51	0.36	4.77	(1.90)	(1.73)	8.06
Total from investment operations	2.70	0.77	5.27	(1.34)	(1.21)	8.45
Less Distributions From:
Net investment income	(0.16)	(0.44)	(0.50)	(0.58)	(0.44)	(0.42)
Capital gains	(2.62)	(3.01)	(1.00)	(2.01)	(3.21)	–
Total distributions	(2.78)	(3.45)	(1.50)	(2.59)	(3.65)	(0.42)
Net increase (decrease) in net asset value	(0.08)	(2.68)	3.77	(3.93)	(4.86)	8.03
Net Asset Value at end of period	$26.35	$26.43	$29.11	$25.34	$29.27	$34.13
Total Return (%)[2]	10.99 [3]	3.12	21.41	(5.23)	(4.23)	32.52
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$50,355	$49,982	$52,720	$48,746	$55,902	$62,716
Ratios of expenses to average net assets (%)	1.16 [4]	1.16	1.16	1.16	1.16	1.16
Ratio of net investment income to average net assets (%)	1.46 [4]	1.55	1.85	1.97	1.64	1.25
Portfolio turnover (%)[5]	13 [3]	19	28	26	33	31

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Dividend Income Fund
	Class Y
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$26.45	$29.12	$25.36	$29.29	$34.19	$26.14
Income from Investment Operations:
Net investment income	0.21 [1]	0.48 [1]	0.58 [1]	0.69	0.60	0.50
Net realized and unrealized gain (loss) on investments	2.51	0.37	4.75	(1.96)	(1.73)	8.03
Total from investment operations	2.72	0.85	5.33	(1.27)	(1.13)	8.53
Less Distributions From:
Net investment income	(0.19)	(0.51)	(0.57)	(0.65)	(0.56)	(0.48)
Capital gains	(2.62)	(3.01)	(1.00)	(2.01)	(3.21)	–
Total distributions	(2.81)	(3.52)	(1.57)	(2.66)	(3.77)	(0.48)
Net increase (decrease) in net asset value	(0.09)	(2.67)	3.76	(3.93)	(4.90)	8.05
Net Asset Value at end of period	$26.36	$26.45	$29.12	$25.36	$29.29	$34.19
Total Return (%)[2]	11.08 [3]	3.41	21.65	(4.99)	(3.98)	32.81
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$33,360	$49,016	$69,409	$98,291	$165,998	$188,287
Ratios of expenses to average net assets (%)	0.92 [4]	0.91	0.91	0.91	0.91	0.91
Ratio of net investment income to average net assets (%)	1.65 [4]	1.80	2.13	2.23	1.89	1.50
Portfolio turnover (%)[5]	13 [3]	19	28	26	33	31

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Dividend Income Fund
	Class I
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$26.43	$29.11	$25.34	$29.27	$34.20	$26.14
Income from Investment Operations:
Net investment income	0.23 [1]	0.51 [1]	0.61 [1]	0.67	0.63	0.52
Net realized and unrealized gain (loss) on investments	2.50	0.36	4.76	(1.91)	(1.73)	8.05
Total from investment operations	2.73	0.87	5.37	(1.24)	(1.10)	8.57
Less Distributions From:
Net investment income	(0.20)	(0.54)	(0.60)	(0.68)	(0.62)	(0.51)
Capital gains	(2.62)	(3.01)	(1.00)	(2.01)	(3.21)	–
Total distributions	(2.82)	(3.55)	(1.60)	(2.69)	(3.83)	(0.51)
Net increase (decrease) in net asset value	(0.09)	(2.68)	3.77	(3.93)	(4.93)	8.06
Net Asset Value at end of period	$26.34	$26.43	$29.11	$25.34	$29.27	$34.20
Total Return (%)[2]	11.15 [3]	3.49	21.84	(4.90)	(3.88)	32.95
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,487	$10,669	$24,274	$38,826	$59,812	$72,215
Ratios of expenses to average net assets (%)	0.82 [4]	0.81	0.81	0.81	0.81	0.81
Ratio of net investment income to average net assets (%)	1.82 [4]	1.91	2.24	2.34	2.02	1.60
Portfolio turnover (%)[5]	13 [3]	19	28	26	33	31

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Dividend Income Fund
	Class R6
	(unaudited) Six-Months	Year Ended October 31,			Period Ended
	Ended				October 31,
	4/30/26	2025	2024	2023	2022[1]
Net Asset Value at beginning of period	$26.45	$29.11	$25.35	$29.28	$31.05
Income from Investment Operations:
Net investment income	0.24 [2]	0.53 [2]	0.65 [2]	0.63	0.39
Net realized and unrealized gain (loss) on investments	2.51	0.38	4.73	(1.85)	(1.72)
Total from investment operations	2.75	0.91	5.38	(1.22)	(1.33)
Less Distributions From:
Net investment income	(0.21)	(0.56)	(0.62)	(0.70)	(0.44)
Capital gains	(2.62)	(3.01)	(1.00)	(2.01)	–
Total distributions	(2.83)	(3.57)	(1.62)	(2.71)	(0.44)
Net increase (decrease) in net asset value	(0.08)	(2.66)	3.76	(3.93)	(1.77)
Net Asset Value at end of period	$26.37	$26.45	$29.11	$25.35	$29.28
Total Return (%)[3]	11.23 [4]	3.64	21.88	(4.82)	(4.25)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,030	$1,938	$2,527	$11,657	$19,575
Ratios of expenses to average net assets (%)	0.74 [5]	0.73	0.73	0.73	0.73 [5]
Ratio of net investment income to average net assets (%)	1.89 [5]	1.98	2.42	2.41	2.03 [5]
Portfolio turnover (%)[6]	13 [4]	19	28	26	33 [4]

1Class R6 shares commenced investment operations on March 1, 2022

2Per share amounts have been calculated using the average shares method.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Large Cap Fund
	Class A
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$28.80		$30.23	$25.28	$23.65	$28.72	$23.81
Income from Investment Operations:
Net investment income	0.03	[1]	0.15 [1]	0.02 [1]	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	3.09		0.11	7.03	3.09	(2.92)	7.29
Total from investment operations	3.12		0.26	7.05	3.08	(2.93)	7.28
Less Distributions From:
Net investment income	(0.04)		(0.10)	–	–	–	–
Capital gains	(1.93)		(1.59)	(2.10)	(1.45)	(2.14)	(2.37)
Total distributions	(1.97)		(1.69)	(2.10)	(1.45)	(2.14)	(2.37)
Net increase (decrease) in net asset value	1.15		(1.43)	4.95	1.63	(5.07)	4.91
Net Asset Value at end of period	$29.95		$28.80	$30.23	$25.28	$23.65	$28.72
Total Return (%)[2]	11.23	[3]	0.77	29.08	13.75	(11.33)	32.37
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$101,761		$102,481	$112,454	$93,711	$88,286	$108,515
Ratios of expenses to average net assets (%)	1.16	[4]	1.16	1.16	1.16	1.16	1.16
Ratio of net investment income to average net assets (%)	0.25	[4]	0.49	0.09	(0.03)	(0.05)	(0.03)
Portfolio turnover (%)[5]	11	[3]	21	16	22	18	17

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Large Cap Fund
	Class Y
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$28.90		$30.34	$25.36	$23.72	$28.78	$23.84
Income from Investment Operations:
Net investment income	0.07	[1]	0.22 [1]	0.09 [1]	0.06	0.05	0.12
Net realized and unrealized gain (loss) on investments	3.10		0.11	7.06	3.09	(2.93)	7.24
Total from investment operations	3.17		0.33	7.15	3.15	(2.88)	7.36
Less Distributions From:
Net investment income	(0.12)		(0.18)	(0.07)	(0.06)	(0.04)	(0.05)
Capital gains	(1.93)		(1.59)	(2.10)	(1.45)	(2.14)	(2.37)
Total distributions	(2.05)		(1.77)	(2.17)	(1.51)	(2.18)	(2.42)
Net increase (decrease) in net asset value	1.12		(1.44)	4.98	1.64	(5.06)	4.94
Net Asset Value at end of period	$30.02		$28.90	$30.34	$25.36	$23.72	$28.78
Total Return (%)2	11.37	[3]	0.99	29.43	(14.03)	(11.13)	32.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$117,605		$115,282	$131,142	$97,446	$89,391	$112,166
Ratios of expenses to average net assets (%)	0.91	[4]	0.91	0.91	0.91	0.91	0.91
Ratio of net investment income to average net assets (%)	0.49	[4]	0.75	0.32	0.22	0.21	0.25
Portfolio turnover (%)5	11	[3]	21	16	22	18	17

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Large Cap Fund
	Class I
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$28.75		$30.19	$25.28	$23.67	$28.75	$23.84
Income from Investment Operations:
Net investment income	0.08	[1]	0.24 [1]	0.12 [1]	0.10	0.07	0.10
Net realized and unrealized gain (loss) on investments	3.08		0.12	7.01	3.07	(2.91)	7.28
Total from investment operations	3.16		0.36	7.13	3.17	(2.84)	7.38
Less Distributions From:
Net investment income	(0.15)		(0.21)	(0.12)	(0.11)	(0.10)	(0.10)
Capital gains	(1.93)		(1.59)	(2.10)	(1.45)	(2.14)	(2.37)
Total distributions	(2.08)		(1.80)	(2.22)	(1.56)	(2.24)	(2.47)
Net increase (decrease) in net asset value	1.08		(1.44)	4.91	1.61	(5.08)	4.91
Net Asset Value at end of period	$29.83		$28.75	$30.19	$25.28	$23.67	$28.75
Total Return (%)[2]	11.41	[3]	1.11	29.51	14.17	(11.03)	32.87
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$65,093		$93,374	$107,831	$80,308	$71,885	$104,617
Ratios of expenses to average net assets (%)	0.81	[4]	0.81	0.81	0.81	0.81	0.81
Ratio of net investment income to average net assets (%)	0.61	[4]	0.82	0.42	0.31	0.31	0.30
Portfolio turnover (%)[5]	11	[3]	21	16	22	18	17

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Large Cap Fund
	Class R6
	(unaudited) Six-Months		Year Ended October 31,
	Ended 4/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$29.11		$30.55	$25.57	$23.95	$29.09	$24.12
Income from Investment Operations:
Net investment income	0.09	[1]	0.28 [1]	0.15 [1]	0.11	0.08	0.11
Net realized and unrealized gain (loss) on investments	3.12		0.11	7.10	3.10	(2.93)	7.37
Total from investment operations	3.21		0.39	7.25	3.21	(2.85)	7.48
Less Distributions From:
Net investment income	(0.17)		(0.24)	(0.17)	(0.14)	(0.15)	(0.14)
Capital gains	(1.93)		(1.59)	(2.10)	(1.45)	(2.14)	(2.37)
Total distributions	(2.10)		(1.83)	(2.27)	(1.59)	(2.29)	(2.51)
Net increase (decrease) in net asset value	1.11		(1.44)	4.98	1.62	(5.14)	4.97
Net Asset Value at end of period	$30.22		$29.11	$30.55	$25.57	$23.95	$29.09
Total Return (%)[2]	11.46	[3]	1.18	29.66	14.23	(10.96)	32.96
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$42,694		$44,958	$66,687	$61,787	$50,843	$84,331
Ratios of expenses to average net assets (%)	0.73	[4]	0.73	0.73	0.73	0.73	0.73
Ratio of net investment income to average net assets (%)	0.68	[4]	0.96	0.52	0.40	0.41	0.39
Portfolio turnover (%)[5]	11	[3]	21	16	22	18	17

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Mid Cap Fund
	Class A
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$15.11	$15.69	$12.66	$11.68	$13.68	$10.26
Income from Investment Operations:
Net investment income	0.00 [1,2]	0.07 [2]	(0.01)[2]	(0.04)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.17)	0.21	3.21	1.27	(1.27)	3.91
Total from investment operations	(0.17)	0.28	3.20	1.23	(1.36)	3.84
Less Distributions From:
Net investment income	(0.01)	(0.04)	–	–	–	–
Capital gains	(0.49)	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)
Total distributions	(0.50)	(0.86)	(0.17)	(0.25)	(0.64)	(0.42)
Net increase (decrease) in net asset value	(0.67)	(0.58)	3.03	0.98	(2.00)	3.42
Net Asset Value at end of period	$14.44	$15.11	$15.69	$12.66	$11.68	$13.68
Total Return (%)[3]	(1.23)[4]	1.78	25.43	10.68	(10.62)	38.24
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$70,116	$79,844	$88,044	$66,717	$63,417	$76,625
Ratios of expenses to average net assets (%)	1.15 [5]	1.31	1.36	1.39	1.40	1.39
Ratio of net investment income to average net assets (%)	0.02 [5]	0.47	(0.08)	(0.25)	(0.59)	(0.50)
Portfolio turnover (%)[6]	13 [4]	17	16	10	24	24

1Amounts represent less than $(0.005) per share.

2Per share amounts have been calculated using the average shares method.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Mid Cap Fund
	Class Y
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$16.50	$17.07	$13.72	$12.58	$14.62	$10.89
Income from Investment Operations:
Net investment income	0.03 [1]	0.15 [1]	0.06 [1]	0.03	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(0.19)	0.22	3.48	1.36	(1.37)	4.13
Total from investment operations	(0.16)	0.37	3.54	1.39	(1.40)	4.15
Less Distributions From:
Net investment income	(0.05)	(0.12)	(0.02)	–	(0.00)[2]	–
Capital gains	(0.49)	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)
Total distributions	(0.54)	(0.94)	(0.19)	(0.25)	(0.64)	(0.42)
Net increase (decrease) in net asset value	(0.70)	(0.57)	3.35	1.14	(2.04)	3.73
Net Asset Value at end of period	$15.80	$16.50	$17.07	$13.72	$12.58	$14.62
Total Return (%)[3]	(1.06)[4]	2.18	25.97	11.20	(10.17)	38.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$356,504	$396,579	$479,998	$260,474	$253,477	$263,892
Ratios of expenses to average net assets (%)	0.90 [5]	0.90	0.91	0.94	0.95	0.95
Ratio of net investment income to average net assets (%)	0.27 [5]	0.90	0.34	0.20	(0.14)	(0.04)
Portfolio turnover (%)[6]	13 [4]	17	16	10	24	24

1Per share amounts have been calculated using the average shares method.

2Amounts represent less than $(0.005) per share.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Mid Cap Fund
	Class I
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$16.54	$17.11	$13.75	$12.60	$14.64	$10.90
Income from Investment Operations:
Net investment income	0.03 [1]	0.15 [1]	0.07 [1]	0.04	0.00 [2]	(0.03)
Net realized and unrealized gain (loss) on investments	(0.18)	0.24	3.49	1.36	(1.38)	4.19
Total from investment operations	(0.15)	0.39	3.56	1.40	(1.38)	4.16
Less Distributions From:
Net investment income	(0.07)	(0.14)	(0.03)	–	(0.02)	(0.00)[2]
Capital gains	(0.49)	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)
Total distributions	(0.56)	(0.96)	(0.20)	(0.25)	(0.66)	(0.42)
Net increase (decrease) in net asset value	(0.71)	(0.57)	3.36	1.15	(2.04)	3.74
Net Asset Value at end of period	$15.83	$16.54	$17.11	$13.75	$12.60	$14.64
Total Return (%)[3]	(1.01)[4]	2.28	26.09	11.26	(10.08)	39.01
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,148,528	$1,298,743	$987,984	$376,668	$274,918	$286,235
Ratios of expenses to average net assets (%)	0.80 [5]	0.80	0.81	0.84	0.85	0.85
Ratio of net investment income to average net assets (%)	0.37 [5]	0.87	0.41	0.28	(0.04)	(0.01)
Portfolio turnover (%)[6]	13 [4]	17	16	10	24	24

1Per share amounts have been calculated using the average shares method.

2Amounts represent less than $(0.005) per share.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Mid Cap Fund
	Class R6
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$17.04	$17.60	$14.15	$12.94	$15.04	$11.19
Income from Investment Operations:
Net investment income	0.04 [1]	0.18 [1]	0.08 [1]	0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.20)	0.23	3.60	1.42	(1.43)	4.27
Total from investment operations	(0.16)	0.41	3.68	1.46	(1.42)	4.29
Less Distributions From:
Net investment income	(0.08)	(0.15)	(0.06)	–	(0.04)	(0.02)
Capital gains	(0.49)	(0.82)	(0.17)	(0.25)	(0.64)	(0.42)
Total distributions	(0.57)	(0.97)	(0.23)	(0.25)	(0.68)	(0.44)
Net increase (decrease) in net asset value	(0.73)	(0.56)	3.45	1.21	(2.10)	3.85
Net Asset Value at end of period	$16.31	$17.04	$17.60	$14.15	$12.94	$15.04
Total Return (%)[2]	(1.02)[3]	2.36	26.18	11.43	(10.07)	39.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$210,773	$368,499	$329,471	$114,320	$88,723	$105,878
Ratios of expenses to average net assets (%)	0.72 [4]	0.72	0.73	0.76	0.77	0.77
Ratio of net investment income to average net assets (%)	0.51 [4]	1.01	0.48	0.37	0.05	0.14
Portfolio turnover (%)[5]	13 [3]	17	16	10	24	24

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	Small Cap Fund
	Class A
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$10.30	$11.75	$8.56	$9.22	$15.55	$11.04
Income from Investment Operations:
Net investment income	(0.02)[1]	(0.01)[1]	(0.03)[1]	(0.04)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	0.61	(0.36)	3.25	(0.14)	(2.81)	5.46
Total from investment operations	0.59	(0.37)	3.22	(0.18)	(2.86)	5.37
Less Distributions From:
Net investment income	–	–	–	–	–	–
Capital gains	(0.96)	(1.08)	(0.03)	(0.48)	(3.47)	(0.86)
Total distributions	(0.96)	(1.08)	(0.03)	(0.48)	(3.47)	(0.86)
Net increase (decrease) in net asset value	(0.37)	(1.45)	3.19	(0.66)	(6.33)	4.51
Net Asset Value at end of period	$9.93	$10.30	$11.75	$8.56	$9.22	$15.55
Total Return (%)[2]	6.29 [3]	(3.84)	37.67	(1.94)	(23.74)	50.17
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,088	$3,305	$4,014	$3,275	$3,417	$4,847
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	1.35 [4]	1.35	1.35	1.35	1.35	1.39
After waiver of expenses by Adviser (%)	1.35 [4]	1.35	1.35	1.35	1.35	1.38
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	(0.33)[4]	(0.10)	(0.25)	(0.42)	(0.52)	(0.67)
After reimbursement of expenses by Advisor (%)	(0.33)[4]	(0.10)	(0.25)	(0.42)	(0.52)	(0.66)
Portfolio turnover (%)[5]	21 [3]	35	39	39	41	44

1Per share amounts have been calculated using the average shares method.

2Total return without applicable sales charge.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Small Cap Fund
	Class Y
	(unaudited) Six-Months	Year Ended October 31,
	Ended 4/30/26	2025	2024		2023	2022	2021
Net Asset Value at beginning of period	$10.54	$11.99	$8.71		$9.35	$15.69	$11.11
Income from Investment Operations:
Net investment income	(0.01)[1]	0.02 [1]	0.00	[1,2]	(0.02)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.64	(0.38)	3.31		(0.14)	(2.84)	5.51
Total from investment operations	0.63	(0.36)	3.31		(0.16)	(2.87)	5.44
Less Distributions From:
Net investment income	–	(0.01)	–		–	(0.00)[2]	–
Capital gains	(0.96)	(1.08)	(0.03)		(0.48)	(3.47)	(0.86)
Total distributions	(0.96)	(1.09)	(0.03)		(0.48)	(3.47)	(0.86)
Net increase (decrease) in net asset value	(0.33)	(1.45)	3.28		(0.64)	(6.34)	4.58
Net Asset Value at end of period	$10.21	$10.54	$11.99		$8.71	$9.35	$15.69
Total Return (%)[3]	6.44 [4]	(3.70)	38.06		(1.69)	(23.55)	50.50
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$139,296	$142,717	$168,664		$143,591	$166,238	$253,625
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	1.10 [5]	1.10	1.10		1.10	1.10	1.15
After waiver of expenses by Adviser (%)	1.10 [5]	1.10	1.10		1.10	1.10	1.14
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	(0.08)[5]	0.15	0.00	[6]	(0.17)	(0.27)	(0.42)
After reimbursement of expenses by Advisor (%)	(0.08)[5]	0.15	0.00	[6]	(0.17)	(0.27)	(0.40)
Portfolio turnover (%)[7]	21 [4]	35	39		39	41	44

1Per share amounts have been calculated using the average shares method.

2Amounts represent less than $(0.005) per share.

3Total return without applicable sales charge.

4Not annualized.

5Annualized.

6Amounts represent less than 0.005%.

7Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - concluded

	Small Cap Fund
	Class I
	(unaudited) Six-Months		Year Ended October 31,				Period Ended
	Ended 4/30/26		2025	2024	2023	2022	October 31, 2021[1]
Net Asset Value at beginning of period	$10.58		$12.02	$8.72	$9.36	$15.70	$14.41
Income from Investment Operations:
Net investment income	0.00	[2,3]	0.03 [3]	0.01 [3]	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.63		(0.37)	3.32	(0.15)	(2.83)	1.32
Total from investment operations	0.63		(0.34)	3.33	(0.16)	(2.85)	1.29
Less Distributions From:
Net investment income	–		(0.02)	–	–	(0.02)	–
Capital gains	(0.96)		(1.08)	(0.03)	(0.48)	(3.47)	–
Total distributions	(0.96)		(1.10)	(0.03)	(0.48)	(3.49)	–
Net increase (decrease) in net asset value	(0.33)		(1.44)	3.30	(0.64)	(6.34)	1.29
Net Asset Value at end of period	$10.25		$10.58	$12.02	$8.72	$9.36	$15.70
Total Return (%)[4]	6.53	[5]	(3.50)	38.24	(1.58)	(23.52)	8.95 [5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,442		$12,508	$14,828	$11,925	$13,863	$21,868
Ratios of expenses to average net assets (%)	1.00	[6]	1.00	1.00	1.00	1.00	1.00 [6]
Ratio of net investment income to average net assets (%)	0.02	[6]	0.25	0.10	(0.07)	(0.16)	(0.36)[6]
Portfolio turnover (%)[7]	21	[5]	35	39	39	41	44 [5]

1Class I shares commenced investment operations on February 26, 2021

2Amounts represent less than $(0.005) per share.

3Per share amounts have been calculated using the average shares method.

4Total return without applicable sales charge.

5Not annualized.

6Annualized.

7Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	Small Cap Fund
	Class R6
	(unaudited) Six-Months	Year Ended October 31,			Period Ended
	Ended				October 31,
	4/30/26	2025	2024	2023	2022[1]
Net Asset Value at beginning of period	$10.61	$12.05	$8.74	$9.36	$11.30
Income from Investment Operations:
Net investment income	0.00 [2,3]	0.03 [3]	0.02 [3]	–	0.00 [2]
Net realized and unrealized gain (loss) on investments	0.63	(0.36)	3.32	(0.14)	(1.94)
Total from investment operations	0.63	(0.33)	3.34	(0.14)	(1.94)
Less Distributions From:
Net investment income	–	(0.03)	–	–	–
Capital gains	(0.96)	(1.08)	(0.03)	(0.48)	–
Total distributions	(0.96)	(1.11)	(0.03)	(0.48)	–
Net increase (decrease) in net asset value	(0.33)	(1.44)	3.31	(0.62)	(1.94)
Net Asset Value at end of period	$10.28	$10.61	$12.05	$8.74	$9.36
Total Return (%)[4]	6.50 [5]	(3.41)	38.27	(1.46)	(17.17)[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$773	$661	$498	$220	$161
Ratios of expenses to average net assets (%)	0.92 [6]	0.92	0.92	0.92	0.92 [6]
Ratio of net investment income to average net assets (%)	0.08 [6]	0.29	0.16	(0.01)	(0.06)[6]
Portfolio turnover (%)[7]	21 [5]	35	39	39	41 [5]

1Class R6 shares commenced investment operations on February 28, 2022

2Amounts represent less than $(0.005) per share.

3Per share amounts have been calculated using the average shares method.

4Total return without applicable sales charge.

5Not annualized.

6Annualized.

7Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers the following funds (individually, a “Fund,” collectively, the “Funds”), with the share classes listed:

Fund	Share Class(es) Offered
Conservative Allocation[1]	Class A
Moderate Allocation[1]	Class A
Aggressive Allocation[1]	Class A
Diversified Income[1]	Class A
Tax-Free National	Class Y
High Quality Bond	Class Y, Class I
Core Bond	Class A, Class Y, Class I, Class R6
Covered Call & Equity Income	Class A, Class Y, Class I, Class R6
Dividend Income	Class A, Class Y, Class I, Class R6
Large Cap	Class A, Class Y, Class I, Class R6
Mid Cap	Class A, Class Y, Class I, Class R6
Small Cap	Class A, Class Y, Class I, Class R6

1	The Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds are collectively referred to herein as the “Allocation Funds”.

Each Class of shares represents an interest in the net assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each Class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses; is subject to its own sales charge, if any; and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that Class or other Class-specific matters.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”), the Funds’ investment adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies (ASC 946).

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and Exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the last available bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services approved by the Trust may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair market value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a Fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and a time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of the Trust’s Investment Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Investment Adviser, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and peers to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Foreign Currency Transactions: The Funds’ books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

The Funds, may invest in foreign currency transactions. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”. As of April 30, 2026, none of the Funds had entered into foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: The Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period April 30, 2026, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Funds’ custodian in an amount equal to the value of the Funds’ total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Funds’ commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. As of April 30, 2026, there were no illiquid securities held in the Funds.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the Funds’ commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At April 30, 2026, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3.	FAIR VALUE MEASUREMENTS

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2026, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2026, in valuing the Funds’ investments carried at fair value (please see the portfolio of Investments for each fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 4/30/26
Conservative Allocation
Exchange Traded Funds	$15,596,475	$–	$–	$15,596,475
Investment Companies	18,319,900	–	–	18,319,900
Short-Term Investments	1,589,930	–	–	1,589,930
	35,506,305	–	–	35,506,305
Moderate Allocation
Exchange Traded Funds	53,021,007	–	–	53,021,007
Investment Companies	30,343,054	–	–	30,343,054
Short-Term Investments	9,742,685	–	–	9,742,685
	93,106,746	–	–	93,106,746
Aggressive Allocation
Exchange Traded Funds	40,400,891	–	–	40,400,891
Investment Companies	12,872,004	–	–	12,872,004
Short-Term Investments	3,659,913	–	–	3,659,913
	56,932,808	–	–	56,932,808
Diversified Income
Commercial Mortgage-Backed Securities	–	–	–	–
Exchange Traded Funds	105,348,975	–	–	105,348,975
Mortgage Backed Securities	–	4,754	–	4,754
Short-Term Investments	2,170,400	–	–	2,170,400
	107,519,375	4,754	–	107,524,129
Tax-Free National
Municipal Bonds	–	18,147,961	–	18,147,961
	–	18,147,961	–	18,147,961
High Quality Bond
Corporate Notes and Bonds	–	21,148,413	–	21,148,413
Foreign Corporate Bonds	–	746,802	–	746,802
U.S. Government and Agency Obligations	–	40,051,515	–	40,051,515
Short-Term Investments	747,531	–	–	747,531
	747,531	61,946,730	–	62,694,261
Core Bond
Asset Backed Securities	–	3,366,072	–	3,366,072
Collateralized Mortgage Obligations	–	13,370,229	–	13,370,229
Commercial Mortgage-Backed Securities	–	3,278,355	–	3,278,355
Corporate Notes and Bonds	–	54,663,091	–	54,663,091
Foreign Corporate Bonds	–	4,225,041	–	4,225,041
Mortgage Backed Securities	–	76,773,808	–	76,773,808
U.S. Government and Agency Obligations	–	66,395,611	–	66,395,611
Short-Term Investments	4,671,275	–	–	4,671,275
	4,671,275	222,072,207	–	226,743,482
Covered Call & Equity Income
Assets:
Common Stocks	127,770,000	–	–	127,770,000
Short-Term Investments	19,654,733	–	–	19,654,733
	147,424,733	–	–	147,424,733
Liabilities:
Options	(5,156,345)	–	–	(5,156,345)
	(5,156,345)	–	–	(5,156,345)

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 4/30/26
Dividend Income
Common Stocks	$90,957,853	$–	$–	$90,957,853
Short-Term Investments	1,355,059	–	–	1,355,059
	92,312,912	–	–	92,312,912
Large Cap
Common Stocks	322,503,518	–	–	322,503,518
Short-Term Investments	4,652,365	–	–	4,652,365
	327,155,883	–	–	327,155,883
Mid Cap
Common Stocks	1,702,844,486	–	–	1,702,844,486
Short-Term Investments	95,625,967	–	–	95,625,967
	1,798,470,453	–	–	1,798,470,453
Small Cap
Common Stocks	144,991,578	–	–	144,991,578
Short-Term Investments	10,905,980	–	–	10,905,980
	155,897,558	–	–	155,897,558

1

See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4.	DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a Fund’s financial position, and results of operations. As of April 30, 2026 the Covered Call & Equity Income Fund has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of April 30, 2026.

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options Purchased	$–	Options Written	$5,156,345

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026.

Fund	Underlying Risk	Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Covered Call & Equity Income
	Equity	Option Purchased	$(4,886)	$–
	Equity	Option Written	2,428,454	(3,300,761)
Total			2,423,568	(3,300,761)

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2026.

	Options Purchased Contracts[1]	Options Written Contracts[1]
Covered Call & Equity Income	$34	$(13,716)

1Number of Contracts

There is no impact on the financial statement of the other funds as they did not hold derivative investments during the period ended April 30, 2026.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

5.	ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of April 30, 2026:

Fund	Management Fee
Conservative Allocation	0.20%
Moderate Allocation	0.20%
Aggressive Allocation	0.20%
Diversified Income[1]	0.20%
Tax-Free National	0.40%
High Quality Bond	0.30%
Core Bond	0.25%
Covered Call & Equity Income	0.85%
Dividend Income[1]	0.70%
Large Cap[1]	0.70%
Mid Cap[1,2]	0.75%
Small Cap[1]	0.89%

1	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
2	The Fund’s management fee rate is 0.75% but, due to the breakpoints, the management fee rate charged during the period was 0.70%.

Administrative Services Agreement. In addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from each Fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, the Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund.

During the period April 30, 2026, the Funds and their respective share classes were charged the following fees under the Administrative Services Agreement:

Fund	Class A	Class Y	Class I	Class R6
Conservative Allocation	0.25%	N/A	N/A	N/A
Moderate Allocation	0.25%	N/A	N/A	N/A
Aggressive Allocation	0.25%	N/A	N/A	N/A
Diversified Income	0.20%	N/A	N/A	N/A
Tax-Free National	N/A	N/A	0.20%	N/A
High Quality Bond	N/A	N/A	0.19%	N/A
Core Bond	0.20%	0.20%	0.10%	0.02%
Covered Call & Equity Income	0.15%	0.15%	0.10%	0.02%
Dividend Income	0.20%	0.20%	0.10%	0.02%
Large Cap	0.20%	0.20%	0.10%	0.02%
Mid Cap	0.20%	0.20%	0.10%	0.02%
Small Cap	0.20%	0.20%	0.10%	0.02%

Expenses that are not included under this fee agreement are paid directly by the Funds. See “Other Expenses”.

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A of each of the Funds. Under the terms of these plans, each Fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that Fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the Funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deduced from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance, as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period ended April 30, 2026, were as follows:

	Amount Collected	Amount Retained
Fund	Class A	Class A
Conservative Allocation	$3,093	$13
Moderate Allocation	14,069	33
Aggressive Allocation	13,328	122
Core Bond	1,167	3
Diversified Income	8,824	44
Dividend Income	6,380	18
Covered Call & Equity Income	89,562	6,005
Investors	8,334	12
Mid Cap	21,315	8
Small Cap	484	5

Other Expenses: The Funds are responsible for paying: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with Fund transactions, interest or fees in connection with Fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, if any (iii) acquired Fund fees, if any, (iv) any extraordinary or nonrecurring expenses (such as overdraft fees or expenses relating to any temporary line of credit the Funds maintain for emergency or extraordinary purposes), and (v) Independent Trustee compensation, including Lead Independent Trustee compensation.

The Funds are also responsible for paying the following fees and expenses directly: (a) Independent Trustee legal counsel fees, (b) out of pocket and incidental expenses incurred by Independent Trustees (e.g., travel expenses), (c) costs related to technology solutions requested by the Independent Trustees to assist them with the performance of their functions as Board members, and (d) Independent Trustee education and training costs and expenses.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated from the Funds.

6.	DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, Tax-Free National, Core Bond and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap, Mid Cap and Small Cap Funds declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

7.  SECURITIES TRANSACTIONS

For the period ended April 30, 2026, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$4,673,139	$7,801,888
Moderate Allocation	–	–	14,306,194	20,432,591
Aggressive Allocation	–	–	6,953,793	10,868,052
Diversified Income	–	–	11,946,397	25,406,977
Tax-Free National	–	–	1,232,335	1,546,672
High Quality Bond	7,246,927	6,121,739	2,274,623	1,500,000
Core Bond	17,686,352	5,116,102	9,652,935	8,361,798
Covered Call & Equity Income	–	–	48,264,902	96,953,260
Dividend Income	–	–	13,408,662	43,564,793
Large Cap	–	–	36,993,373	102,884,529
Mid Cap	–	–	236,020,982	556,218,626
Small Cap	–	–	31,376,704	47,283,550

8.  COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put). The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

9.  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund and Covered Call & Equity Income Fund (for purposes of this Note, the “Fund”), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

During the period ended April 30, 2026, the Fund did not enter into any futures contracts.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intend to purchase. However, the Fund become obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

During the period ended April 30, 2026, the Fund did not enter into any options on futures contracts.

10.  FOREIGN SECURITIES

Each Fund, other than the Tax-Free National Funds may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, and foreign money market securities.

Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11.  SECURITIES LENDING

The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of April 30, 2026, the aggregate fair value of securities on loan for the Trust was $49,319,308. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in US treasuries or other US government securities. See below for fair value on loan and collateral breakout for each Fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

Fund	Market Value	Cash Collateral[1]	Non-Cash Collateral[1]
Conservative Allocation	$2,889,959	$905,053	$2,045,901
Moderate Allocation	15,599,737	6,982,437	8,893,701
Aggressive Allocation	2,267,582	1,973,985	324,986
Diversified Income	12,794,780	1,242,350	11,817,537
High Quality Bond	469,086	478,363	–
Core Bond	2,533,222	2,572,500	10,334
Mid Cap	11,064,019	11,128,410	–
Small Cap	1,700,923	1,694,071	–

1Collateral Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of April 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 Days	Total
Securities Lending Transactions[1]
Conservative Allocation Fund
Common Stocks	$905,053	$—	$—	$—	$905,053
Total Borrowings	$905,053	$—	$—	$—	$905,053
Gross amount of recognized liabilities for securities lending transactions					$905,053
Moderate Allocation Fund
Common Stocks	$6,982,437	$—	$—	$—	$6,982,437
Total Borrowings	$6,982,437	$—	$—	$—	$6,982,437
Gross amount of recognized liabilities for securities lending transactions					$6,982,437
Aggressive Allocation Fund
Common Stocks	$1,973,985	$—	$—	$—	$1,973,985
Total Borrowings	$1,973,985	$—	$—	$—	$1,973,985
Gross amount of recognized liabilities for securities lending transactions					$1,973,985
Diversified Income Fund
Common Stocks	$1,242,350	$—	$—	$—	$1,242,350
Total Borrowings	$1,242,350	$—	$—	$—	$1,242,350
Gross amount of recognized liabilities for securities lending transactions					$1,242,350
High Quality Bond Fund
Corporate Notes and Bonds	$478,363	$—	$—	$—	$478,363
Total Borrowings	$478,363	$—	$—	$—	$478,363
Gross amount of recognized liabilities for securities lending transactions					$478,363
Core Bond Fund
Corporate Notes and Bonds	$2,572,500	$—	$—	$—	$2,572,500
Total Borrowings	$2,572,500	$—	$—	$—	$2,572,500
Gross amount of recognized liabilities for securities lending transactions					$2,572,500
Mid Cap Fund
Common Stocks	$11,128,410	$—	$—	$—	$11,128,410
Total Borrowings	$11,128,410	$—	$—	$—	$11,128,410
Gross amount of recognized liabilities for securities lending transactions					$11,128,410
Small Cap Fund
Common Stocks	$1,694,071	$—	$—	$—	$1,694,071
Total Borrowings	$1,694,071	$—	$—	$—	$1,694,071
Gross amount of recognized liabilities for securities lending transactions					$1,694,071

1 Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

12.  FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

The Funds have not recorded any liabilities for material unrecognized tax benefits as of October 31, 2025. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2022 through October 31, 2025.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as October 31, 2025 which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$1,401,646	$—
Tax-Free National	—	58,418
High Quality Bond	337,139	5,734,598
Core Bond	529,719	12,790,962

The loss carryovers for Core Bond Fund include losses from prior-year mergers. The utilization of these inherited losses are subject to an annual limitation.

At April 30, 2026, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$2,604,852	$(1,696,772)	$908,080
Moderate Allocation	12,705,542	(2,129,365)	10,576,177
Aggressive Allocation	11,388,539	(575,194)	10,813,345
Diversified Income	6,910,997	(1,090,729)	5,820,268
Tax-Free National	94,404	(299,900)	(205,496)
High Quality Bond	312,390	(399,671)	(87,281)
Core Bond	1,249,135	(10,190,843)	(8,941,708)
Covered Call & Equity Income	6,318,914	(26,330,012)	(20,011,098)
Dividend Income	28,048,460	(885,251)	27,163,209
Large Cap	163,685,826	(6,859,866)	156,825,960
Mid Cap	517,531,515	(91,990,304)	425,541,211
Small Cap	37,834,704	(6,449,805)	31,384,899

13.  CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the risks associated with ongoing trade negotiations with U.S. trade and tariff policies, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Funds may be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a Fund that does not invest in derivatives.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - continued

The Tax-Free Fund invests in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Fund. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Fund to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund and Covered Call & Equity Income Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks”. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Funds | April 30, 2026

Notes to Financial Statements (unaudited) - concluded

14.  CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, including the Madison Funds (the “Affiliated Underlying Funds”), which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies. Historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2026 follows:

Fund/Underlying Fund	Beginning value as of 10/31/2025	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/2026	Shares	Dividend Income	Distributions Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class R6	$16,868,725	$475,000	$–	$–	$(210,728)	$17,132,997	1,901,554	$340,566	$–
Madison Large Cap Fund Class R6	1,324,827	76,790	(262,340)	42,463	5,163	1,186,903	39,275	6,310	70,481

Totals	$18,193,552	$551,790	$(262,340)	$42,463	$(205,565)	$18,319,900	1,940,829	$346,876	$70,481

Moderate Allocation Fund
Madison Core Bond Fund Class R6	$24,279,819	$900,000	$–	$–	$(310,477)	24,869,342	2,760,193	$496,957	$–
Madison Large Cap Fund Class R6	6,202,502	381,813	(1,306,750)	344,102	(147,955)	5,473,712	181,129	31,372	350,440

Totals	$30,482,321	$1,281,813	$(1,306,750)	$344,102	$(458,432)	30,343,054	2,941,322	$528,329	$350,440

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	7,872,754	–	–	–	(94,956)	7,777,798	863,240	155,422	–
Madison Large Cap Fund Class R6	5,796,218	381,608	(1,260,895)	163,157	14,118	5,094,206	168,571	31,355	350,254

Totals	$13,668,972	$381,608	$(1,260,895)	$163,157	$(80,838)	12,872,004	1,031,811	$186,777	$350,254

Diversified Income Fund
Madison Aggregate Bond ETF	18,490,500	–	–	–	(301,050)	18,189,450	900,000	431,433	3,474
Madison Covered Call ETF	18,182,213	–	(3,681,888)	(357,612)	603,041	14,745,754	785,000	663,576	–
Madison Dividend Value ETF	22,774,490	–	(3,709,475)	741,350	1,812,057	21,618,422	860,000	214,343	–
Madison Short-Term Strategic Income ETF	28,087,938	–	(8,719,776)	153,588	(442,781)	19,078,969	937,500	600,152	68,570

Totals	$87,535,141	$–	$(16,111,139)	$537,326	$1,671,267	73,632,595	3,482,500	$1,909,504	$72,044

1Distributions received include distributions from net investment income and capital gains from the Underlying Funds.

15.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The registrant discloses remuneration paid to directors, officers, and others as part of the financial statements included in item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no investment advisory contracts for the registrant’s board of directors to approve during the Fund’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant does not normally hold shareholder meetings. There have been no changes to the registrant’s procedures during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable.

(2) Not applicable.

(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(4) Not applicable.

(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steve J. Fredricks

Steve J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: June 29, 2026

/s/ Greg D. Hoppe

Greg D. Hoppe, Principal Financial Officer & Principal Accounting Officer

Date: June 29, 2026